UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08917
      ---------------------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2005
(unaudited)

      o CREDIT SUISSE INSTITUTIONAL
        FIXED INCOME FUND

      o CREDIT SUISSE
        GLOBAL HIGH YIELD FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
1/1/05 - 6/30/05

FUND & BENCHMARK                                                     PERFORMANCE
  Credit Suisse Institutional Fixed Income Fund 1                    2.02%
  Lehman Brothers U.S.Aggregate Bond Index 2                         2.51%

MARKET OVERVIEW: SOME TURBULENCE ON THE FLIGHT TO QUALITY

      Fixed income markets offered some safe haven during the Fund's fiscal half-year period, but the flight to quality was not without some turbulence. Bond markets fluctuated in the first six months of 2005, betting at some points on weaker growth and benign inflation and at others on a resumed recovery and increasing pricing pressures. The Federal Open Market Committee (FOMC), meanwhile, continued its measured pace of 25 basis point rate hikes at each of its four meetings, taking the fed funds target rate from 2.25% to begin the year to 3.25% by the end of June.

      In the first half of 2005 the economy appeared to slow somewhat from last year's pace, although GDP continued to grow at or above trend. Corporate profits also declined modestly relative to the prior six months as various headwinds emerged, including volatile oil prices, which broke the $60 a barrel barrier in June. Inflation, meanwhile, appeared to trend upwards, due primarily to slower productivity gains and increasing unit labor costs. In the middle of the fiscal half-year period, the prospect of a General Motors (GM) downgrade to junk weighed on anxious credit markets, but the smooth transition of the automaker's debt into high yield accounts, in our view, was a key factor buoying second quarter results.

STRATEGIC REVIEW: SECTOR AND CURVE POSITIONING

      Several factors accounted for the Fund's underperformance of the benchmark during the fiscal half-year:

      o Sensing market overconfidence in the Fed, we removed our curve-flattener trade and brought our positioning on the yield curve more into line with the benchmark.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      o Our overweight to credit, and particularly long BBB-rated issuers, detracted from performance in light of the spread widening prompted by the GM downgrade.

      o Our allocation to Treasury Inflation Protected Securities (TIPS) hurt as inflation expectations remained tame in spite of the rise in oil prices.

      o We pursued modest opportunities in Commercial Mortgage Backed Securities (which have been less volatile than highly rated corporate bonds), and Asset Backed Securities (where the home equity sector provided strong support).

      o We lowered the Fund's risk by adding to Treasuries, making a defensive rotation into higher quality credits.

OUTLOOK: WATCHING THE FED AND THE CORPORATE CREDIT CYCLE

      We believe the FOMC will likely continue its measured pace of policy tightening in the latter half of the Fund's fiscal year, but the response of the market could be mixed. As the Fed has begun to remove monetary accommodation by increasing the fed funds rate, financial conditions ironically have become more accommodative. We believe that later this year the market might be shaken in its confidence in the Fed and there could be a revision in the market consensus for the path of interest rates. The reassessment, and the market gyrations that could accompany it, should provide solid trading opportunities in U.S. Treasuries and Mortgage Backed Securities.

      We also believe that corporations will likely begin to favor stockholders over bondholders in the next phase of the corporate finance cycle. We believe we have reached the apex of the credit improvement cycle and anticipate that firms may now turn to more shareholder friendly actions, using the accumulated cash to increase dividends, inventories, capital spending and stock buybacks. Over time we believe this could lead to a gradual deterioration in the credit environment, placing greater importance on fundamental research and security selection.

Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael Gray
Sheila Huang
Richard Avidon
Philip Wubbena

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1
                  --------------------------------------------
                                              SINCE       INCEPTION
            1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
            ------     -------   --------   ---------     ---------
             7.34%      6.00%      6.25%      6.38%        3/31/94


      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

----------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, the Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch Investors' Service. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $ 1,020.20
Expenses Paid per $1,000*                                            $     2.25

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $ 1,022.56
Expenses Paid per $1,000*                                            $     2.26

ANNUALIZED EXPENSE RATIOS*                                                 0.45%

----------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-------------------------------------------------
  AAA                                       56.7%
  AA                                         4.3%
  A                                         10.8%
  BBB                                       12.5%
  BB                                         2.8%
  B                                          0.2%
  CCC                                        0.4%
  NR                                         0.4%
                                          ------
    Subtotal                                88.1%
  Short-Term Investments                    11.9%
                                          ------
    Total                                  100.0%
                                          ======

-----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
1/1/05 - 6/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
  Credit Suisse Global High Yield Fund 1                             (0.73)%
  Citigroup High-Yield Market Index 2                                 0.81%
  Merrill Lynch Global High Yield Index 3                             0.03%
  Lipper High Yield Bond Funds Index 4                                0.60%

      *Effective February 21, 2005, this Fund changed its current 80% investment policy to a policy of investing at least 80% of its assets, plus any borrowings for investment purposes, in high yield fixed income securities of issuers located in at least three countries, which may include the U.S. At the same time, the Fund changed its name to "Credit Suisse Global High Yield Fund."

MARKET OVERVIEW: SOME TURBULENCE IN THE CREDIT MARKETS

      Bond markets fluctuated in the first six months of 2005, at some points dominated by weaker growth and benign inflation and at others by the resumed recovery and increasing price pressures. The Fed, meanwhile, continued its measured pace of 25 basis point rate hikes at each of its four meetings, taking the fed funds target rate from 2.25% in January to 3.25% at the end of June.

      In the first half of 2005 the economy appeared to slow somewhat from last year's pace, although GDP continued to grow at or above trend. Corporate profits also declined modestly relative to the prior six months as various headwinds emerged, including volatile oil prices, which broke the $60 a barrel barrier in June. Inflation, meanwhile, appeared to trend upwards, due primarily to slower productivity gains and increasing unit labor costs.

      The most important development in the credit markets this year was the downgrades of General Motors (GM) and Ford to junk, which caused spreads to widen further from their recent near-historic lows. Simply put, the prospect of having to absorb fallen angels of this magnitude (together the two companies possess nearly $90 billion in index-eligible debt), increased perceived risk among high yield investors. In our view, the Fitch downgrade of GM to junk later in May confirmed the company's status among the high yield benchmarks and removed some of the uncertainty in the market. The smooth transition of

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

the automaker's debt into high yield accounts was a key factor buoying second quarter results.

STRATEGIC REVIEW: SELECTIVE SECTOR POSITIONING

      Several factors accounted for the Fund's underperformance of its benchmark during the fiscal half-year:

      o Our overweight to the Wireless sector relative to the Index and issue selection within that sector provided the greatest positive contribution to the Fund's performance in the period.

      o Our overweight to the Publishing sector and an underweight and positive issue selection within the Airlines sector also aided the Fund.

      o Detracting from performance in the fiscal half year period were our overweights to the Automobile Manufacturing, Building Products and Services/Other sectors.

OUTLOOK: HIGH HOPES FOR HIGH YIELD

      We believe that corporations will likely continue the recent trend and favor stockholders over bondholders in the next phase of the corporate finance cycle. Since 2002, corporations had been paying down debt, buying back less stock, and accumulating more cash on the balance sheet. In our view, this contributed to the improved credit ratings of many firms and a lower default ratio in the credit market generally. However, this trend essentially peaked and began to turn in late 2004. As a result we believe we have reached the apex of the credit improvement cycle. We anticipate that firms will continue to pursue more shareholder friendly actions, using the accumulated cash to increase dividends, inventories, capital spending and stock buybacks. Over time we believe this could lead to a gradual deterioration in the credit environment, placing greater importance on fundamental research and security selection.

The Credit Suisse High Yield Management Team

Dennis Schaney
Michael Gray

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1
                  --------------------------------------------

                                              SINCE       INCEPTION
            1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
            ------     -------   --------   ---------     ---------
            11.72%      5.37%      6.55%      6.90%        2/26/93

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

----------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Investors cannot invest directly in an index.

3 The Merrill Lynch Global High Yield Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. In order to reflect changes to the Fund's investment policy and name, the Merrill Lynch Global High Yield Index replaced the Citigroup High Yield Market Index as the Fund's benchmark effective February 21, 2005. Investors cannot invest directly in an index.

4 The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $   992.70
Expenses Paid per $1,000*                                            $     3.46

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 1/1/05                                       $ 1,000.00
Ending Account Value 6/30/05                                         $ 1,021.32
Expenses Paid per $1,000*                                            $     3.51

ANNUALIZED EXPENSE RATIOS*                                                 0.70%

-----------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
-------------------------------------------------
  BBB                                        0.8%
  BB                                        19.3%
  B                                         50.1%
  CCC                                       17.8%
  NR                                         5.4%
                                          ------
   Subtotal                                 93.4%
  Short-Term Investments                     6.6%
                                          ------
   Total                                   100.0%
                                          ======

----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS (27.5%)
AEROSPACE & DEFENSE (0.5%)
$      585   Goodrich Corp., Notes ss.                                           (BBB- , Baa3)    04/15/08    7.500   $     630,314

BANKS (1.9%)
       460   Bank of America Corp., Global Notes                                  (AA- , Aa2)     10/01/10    4.250         459,691
       160   Bank of America Corp., Rule 144A, Company
             Guaranteed Notes (Callable 12/31/06 @ $104.04) ++                     (A , Aa3)      12/31/26    8.070         173,493
       800   Fifth Third Bank, Subordinated Notes                                  (A+ , Aa2)     02/01/15    4.750         807,834
       400   Key Bank NA, Subordinated Notes                                       (A- , A2)      07/01/14    5.800         431,786
       200   National City Bank, Series BKNT, Notes                                (A+ , Aa3)     08/01/09    4.150         200,297
       275   Wells Fargo & Co., Global Subordinated Notes                         (AA- , Aa1)     02/09/15    4.750         278,843
                                                                                                                      -------------
                                                                                                                          2,351,944
                                                                                                                      -------------
CHEMICALS (0.2%)
       290   Lubrizol Corp., Senior Notes                                         (BB+ , Baa3)    10/01/09    4.625         290,312
                                                                                                                      -------------
COMMERCIAL SERVICES (1.0%)
       335   Cendant Corp., Units                                                (BBB+ , Baa1)    08/17/06    4.890         331,756
       255   Erac USA Finance Co., Rule 144A, Notes ++                           (BBB+ , Baa1)    05/15/06    6.625         258,722
       600   First Data Corp., Senior Notes                                        (A+ , A1)      06/15/15    4.950         609,335
                                                                                                                      -------------
                                                                                                                          1,199,813
                                                                                                                      -------------
DIVERSIFIED FINANCIALS (7.6%)
       150   Capital One Financial Corp., Senior Notes                           (BBB- , Baa3)    05/17/07    4.738         151,736
       620   Citigroup, Inc., Global Subordinated Notes                            (A+ , Aa2)     09/15/14    5.000         635,391
       390   Ford Motor Credit Co., Global Notes                                  (BB+ , Baa2)    01/25/07    6.500         392,943
       225   Ford Motor Credit Co., Global Notes ss.                              (BB+ , Baa2)    01/15/10    5.700         207,728
       170   Ford Motor Credit Co., Global Notes ss.                              (BB+ , Baa2)    10/01/13    7.000         163,361
     1,445   General Electric Capital Corp., Global Notes #                       (AAA , Aaa)     03/04/08    3.390       1,446,101
       325   General Electric Capital Corp., Global Notes ss.                     (AAA , Aaa)     03/04/15    4.875         333,970
       945   General Electric Capital Corp., Series MTNA, Global Notes            (AAA , Aaa)     06/15/12    6.000       1,032,106
       330   General Motors Acceptance Corp., Global Bonds                        (BB , Baa2)     11/01/31    8.000         295,222
       155   General Motors Acceptance Corp., Global Notes ss.                    (BB , Baa2)     12/01/14    6.750         138,906
       475   Goldman Sachs Group, Inc., Global Notes                               (A+ , Aa3)     01/15/15    5.125         484,718
     1,170   Household Finance Corp., Global Notes                                  (A , A1)      12/15/08    4.125       1,163,411
       160   JPMorgan Chase & Co., Global Notes                                    (A+ , Aa3)     03/01/15    4.750         160,461
       380   MBNA America Bank, Rule 144A, Subordinated Notes ++                  (BBB , Baa2)    03/15/08    6.750         404,938
       154   Merey Sweeny L.P., Rule 144A, Senior Notes ++                        (BBB , Baa3)    12/18/19    8.850         186,308
       225   Morgan Stanley, Global Subordinated Notes                              (A , A1)      04/01/14    4.750         222,055
       515   OMX Timber Finance Investment LLC,
              Rule 144A, Company Guaranteed Notes
              (Callable 10/31/19 @ $100.00) ++#                                    (A+ , Aa3)     01/29/20    5.420         534,846
       630   SLM Corp., Series MTNA, Notes                                          (A , A2)      01/15/09    4.000         625,470
       535   Toll Brothers Finance Corp., Company Guaranteed Notes               (BBB- , Baa3)    11/15/12    6.875         597,547
                                                                                                                      -------------
                                                                                                                          9,177,218
                                                                                                                      -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
ELECTRIC (2.7%)
$      226   American Electric Power Company, Inc., Series A, Global Notes        (BBB , Baa3)    05/15/06    6.125   $     230,018
       415   Cincinnati Gas & Electric Co., Notes                                 (BBB , Baa1)    09/15/12    5.700         444,252
       200   Constellation Energy Group, Inc., Notes                              (BBB , Baa1)    04/01/07    6.350         207,043
       300   Dominion Resources, Inc., Series A, Notes                           (BBB+ , Baa1)    11/15/06    3.660         298,104
       450   FPL Group Capital, Inc., Notes                                        (A- , A2)      02/16/07    4.086         450,036
       305   Oklahoma Gas & Electric Co., Bonds (Callable 08/01/14 @ $103.25)     (BBB+ , A2)     08/01/34    6.500         331,056
       215   Old Dominion Electric Cooperative, Series A, Secured Notes           (AAA , Aaa)     06/01/11    6.250         235,448
       205   Pacific Gas & Electric Co., First Mortgage Notes                     (BBB , Baa1)    03/01/34    6.050         226,734
       275   PacifiCorp, First Mortgage Notes                                      (A- , A3)      11/15/11    6.900         312,442
       565   TXU Corp., Rule 144A, Notes ++                                       (BB+ , Ba1)     11/15/14    5.550         550,794
                                                                                                                      -------------
                                                                                                                          3,285,927
                                                                                                                      -------------
ENTERTAINMENT (0.1%)
       125   AMC Entertainment, Inc., Senior Subordinated
              Notes (Callable 02/01/06 @ $101.58) ss.                             (CCC+ , B3)     02/01/11    9.500         123,281
                                                                                                                      -------------
ENVIRONMENTAL CONTROL (0.4%)
       350   Waste Management, Inc., Global Company Guaranteed Notes              (BBB , Baa3)    05/15/32    7.750         445,429
                                                                                                                      -------------
FOOD (1.0%)
       310   ConAgra Foods, Inc., Notes                                          (BBB+ , Baa1)    09/15/11    6.750         343,499
       290   ConAgra Foods, Inc., Notes ss.                                      (BBB+ , Baa1)    09/15/30    8.250         400,756
       535   Kellogg Co., Global Senior Notes                                    (BBB+ , Baa1)    06/01/08    2.875         515,764
                                                                                                                      -------------
                                                                                                                          1,260,019
                                                                                                                      -------------
GAS (0.4%)
       520   Sempra Energy, Notes                                                (BBB+ , Baa1)    12/01/05    6.950         526,309
                                                                                                                      -------------
HOME BUILDERS (2.2%)
       610   Centex Corp., Senior Notes                                           (BBB , Baa2)    11/01/10    4.550         603,482
       925   D.R. Horton, Inc., Senior Notes ss.                                  (BB+ , Ba1)     02/15/15    5.250         900,158
       880   Lennar Corp., Rule 144A, Senior Unsecured Notes ++                   (BBB , Baa3)    05/31/15    5.600         903,562
       290   Pulte Homes, Inc., Notes ss.                                        (BBB- , Baa3)    02/15/35    6.000         283,115
                                                                                                                      -------------
                                                                                                                          2,690,317
                                                                                                                      -------------
INSURANCE (2.0%)
       965   American International Group, Inc., Global Notes #                    (AA , Aa)      05/15/13    4.250         937,473
       580   Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes ++         (AAA , Aaa)     01/15/10    4.125         577,115
       175   Florida Windstorm Underwriting Association,
              Rule 144A, Senior Notes ++                                           (A- , A3)      08/25/07    6.850         183,286
       450   Nationwide Mutual Insurance Co., Rule 144A,
              Bonds (Callable 04/15/14 @ $100.00) ++                               (A- , A2)      04/15/34    6.600         471,165
       175   Progressive Corp., Senior Notes                                       (A+ , A1)      12/01/32    6.250         200,848
                                                                                                                      -------------
                                                                                                                          2,369,887
                                                                                                                      -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
INVESTMENT COMPANY (0.2%)
$      275   Frank Russell Co., Rule 144A, Company Guaranteed Notes ++            (AAA , Aa1)     01/15/09    5.625   $     288,401
                                                                                                                      -------------
LODGING (0.0%)
       144   Windsor Woodmont Black Hawk, Series B, First Mortgage Notes 0^        (NR , NR)      03/15/05   13.000          11,033
                                                                                                                      -------------
MEDIA (1.9%)
       240   CCO Holdings LLC, Global Senior Notes
              (Callable 11/15/08 @ $104.38)                                       (CCC- , B3)     11/15/13    8.750         237,600
       520   Comcast Cable Communications Holdings, Inc.,
              Global Company Guaranteed Notes                                    (BBB+ , Baa2)    03/15/13    8.375         634,996
       485   Comcast Corp., Company Guaranteed Notes                             (BBB+ , Baa2)    06/15/16    4.950         483,809
       280   News America Holdings, Inc., Company Guaranteed Notes ss.           (BBB- , Baa3)    02/01/13    9.250         354,391
       240   News America, Inc., Company Guaranteed Notes                        (BBB- , Baa3)    11/30/28    7.625         290,727
       220   Time Warner, Inc., Global Company Guaranteed Notes                  (BBB+ , Baa1)    04/15/31    7.625         275,626
                                                                                                                      -------------
                                                                                                                          2,277,149
                                                                                                                      -------------
MINING (0.6%)
       205   Noranda, Inc., Notes                                                (BBB- , Baa3)    06/15/17    5.500         205,010
       475   Phelps Dodge Corp., Senior Notes                                     (BBB , Baa2)    03/15/34    6.125         503,656
                                                                                                                      -------------
                                                                                                                            708,666
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING (0.5%)
       565   Textron, Inc., Senior Notes                                           (A- , A3)      08/01/10    4.500         566,302
                                                                                                                      -------------
OIL & GAS (1.3%)
       420   Amerada Hess Corp., Notes                                            (BBB- , Ba1)    08/15/31    7.300         508,387
       115   Enterprise Products Operating LP, Senior Notes                       (BB+ , Baa3)    06/01/10    4.950         115,666
       340   Enterprise Products Operating LP, Series B, Global Senior Notes      (BB+ , Baa3)    10/15/34    6.650         374,539
       280   Pemex Project Funding Master Trust, Rule 144A,
              Company Guaranteed Notes ++#                                        (BBB , Baa1)    06/15/10    4.710         289,520
       285   XTO Energy, Inc., Notes                                             (BBB- , Baa3)    06/30/15    5.300         291,014
                                                                                                                      -------------
                                                                                                                          1,579,126
                                                                                                                      -------------
PIPELINES (0.2%)
       245   Kinder Morgan Energy Partners LP, Notes ss.                         (BBB+ , Baa1)    11/15/14    5.125         248,257
                                                                                                                      -------------
REAL ESTATE (0.3%)
       310   EOP Operating LP, Notes                                             (BBB+ , Baa2)    10/01/10    4.650         309,618
                                                                                                                      -------------
RETAIL (0.6%)
       605   Target Corp., Notes                                                   (A+ , A2)      08/15/10    7.500         696,121
                                                                                                                      -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
TELECOMMUNICATIONS (1.8%)
$      150   ALLTEL Corp., Notes                                                    (A , A2)      05/17/07    4.656   $     151,245
       215   Anixter International, Inc., Company Guaranteed Notes                (BB+ , Ba1)     03/01/15    5.950         214,129
       275   Motorola, Inc., Notes                                               (BBB+ , Baa2)    11/16/07    4.608         277,258
       115   New Cingular Wireless Services, Inc., Global Senior Notes             (A , Baa2)     03/01/31    8.750         161,686
       250   SBC Communications, Inc., Global Notes                                 (A , A2)      09/15/14    5.100         256,083
       250   Sprint Capital Corp., Global Company Guaranteed Notes               (BBB- , Baa3)    01/30/11    7.625         285,848
       245   Sprint Capital Corp., Global Company Guaranteed Notes               (BBB- , Baa3)    03/15/32    8.750         341,888
       420   Verizon Wireless Capital LLC, Global Notes                            (A+ , A3)      12/15/06    5.375         428,178
                                                                                                                      -------------
                                                                                                                          2,116,315
                                                                                                                      -------------
TRANSPORTATION (0.1%)
       130   Horizon Lines LLC, Rule 144A, Notes
              (Callable 11/01/08 @ $104.50) ++                                     (CCC+ , B3)    11/01/12    9.000         136,825
                                                                                                                      -------------
TOTAL CORPORATE BONDS (Cost $32,640,215)                                                                                 33,288,583
                                                                                                                      -------------
ASSET BACKED SECURITIES (5.6%)
       825   Asset Backed Funding Certificates, Series 2005-AQ1, Class A4 #       (AAA , Aaa)     06/25/35    5.010         833,508
       410   Asset Backed Funding Certificates, Series 2005-AQ1, Class M1 #       (AAA , Aaa)     06/25/35    5.240         410,595
       415   CIT Group Home Equity Loan Trust, Series 2003-1, Class M1 #           (AA , Aa2)     10/20/32    4.670         411,165
       421   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A8        (AAA , Aaa)     01/15/28    7.220         421,932
       610   Countrywide Asset-Backed Certificates, Series 2005-4, Class MF2       (AA , Aa2)     10/25/35    5.136         609,973
       965   DaimlerChrysler Auto Trust, Series 2004-B, Class A4                  (AAA , Aaa)     10/08/09    3.710         958,668
     1,235   Finance America Mortgage Loan Trust, Series 2004-2, Class M1 #       (AA+ , Aa1)     08/25/34    3.864       1,239,830
       610   First Franklin Mortgage Loan Asset-Backed
              Certificates, Series 2005-FF5, Class A2B #                          (AAA , Aaa)     03/25/35    3.544         609,905
       307   Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #          (AAA , Aaa)     04/15/29    3.490         307,780
       290   Greenpoint Home Equity Loan Trust, Series 2004-3, Class A #          (AAA , Aaa)     03/15/35    3.450         290,832
       410   Ixis Real Estate Capital Trust, Series 2005-HE2, Class M1 #           (AA , Aa1)     09/25/35    3.520         410,375
       295   Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1                (BBB , Baa)     02/07/15    6.970         299,010
                                                                                                                      -------------
TOTAL ASSET BACKED SECURITIES (Cost $6,807,988)                                                                           6,803,573
                                                                                                                      -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
MORTGAGE-BACKED SECURITIES (44.2%)
$    1,140   Bank of America Commercial Mortgage, Inc.,
              Series 2005-1, Class A5 #                                           (AAA , Aaa)     11/10/42    5.130   $   1,193,826
    90,690   Bank of America Commercial Mortgage, Inc.,
              Series 2005-1, Class XW #                                           (AAA , Aaa)     11/10/42    0.162         533,954
       610   Bank of America Commercial Mortgage, Inc.,
              Series 2005-2, Class A2                                             (AAA , Aaa)     07/10/43    4.247         611,287
    29,560   Bear Stearns Commercial Mortgage Securities,
              Inc., Series 2003-PWR2, Class X1 #                                  (AAA , Aaa)     05/11/39    0.124         528,474
     1,220   Bear Stearns Commercial Mortgage Securities,
              Inc., Series 2005-PWR8, Class A4                                    (AAA , Aaa)     06/11/41    4.674       1,230,343
       860   Bear Stearns Commercial Mortgage Securities,
              Inc., Series 2005-T18, Class A4                                     (AAA , Aaa)     02/13/42    4.933         883,155
     1,040   Fannie Mae Global Bonds                                              (AAA , Aaa)     11/15/30    6.625       1,354,288
        79   Fannie Mae Pool #077774                                              (AAA , Aaa)     01/01/10   10.000          85,625
     1,210   Fannie Mae Pool #357739                                              (AAA , Aaa)     03/01/35    6.000       1,243,626
       243   Fannie Mae Pool #656862                                              (AAA , Aaa)     04/01/33    6.000         249,784
     1,469   Fannie Mae Pool #667742                                              (AAA , Aaa)     04/01/33    6.000       1,506,771
     1,010   Fannie Mae Pool #703337                                              (AAA , Aaa)     04/01/33    5.500       1,025,360
       194   Fannie Mae Pool #703598                                              (AAA , Aaa)     05/01/18    5.500         199,034
       156   Fannie Mae Pool #705651                                              (AAA , Aaa)     06/01/18    5.500         159,896
       603   Fannie Mae Pool #713667                                              (AAA , Aaa)     07/01/33    5.000         604,363
       587   Fannie Mae Pool #721796                                              (AAA , Aaa)     06/01/18    4.500         585,189
     1,240   Fannie Mae Pool #725205                                              (AAA , Aaa)     03/01/34    5.000       1,242,346
     1,335   Fannie Mae Pool #725231                                              (AAA , Aaa)     02/01/34    5.000       1,337,044
     1,486   Fannie Mae Pool #725248                                              (AAA , Aaa)     03/01/34    5.000       1,489,011
     1,117   Fannie Mae Pool #725277                                              (AAA , Aaa)     03/01/19    4.500       1,113,348
     1,156   Fannie Mae Pool #725414                                              (AAA , Aaa)     05/01/19    4.500       1,152,462
     1,444   Fannie Mae Pool #733389                                              (AAA , Aaa)     08/01/33    5.000       1,446,853
     1,059   Fannie Mae Pool #743364                                              (AAA , Aaa)     10/01/33    5.500       1,074,607
     2,566   Fannie Mae Pool #758789 ++++                                         (AAA , Aaa)     12/01/33    5.500       2,605,069
     1,447   Fannie Mae Pool #761831                                              (AAA , Aaa)     08/01/33    5.500       1,469,499
       687   Fannie Mae Pool #767184                                              (AAA , Aaa)     02/01/19    5.500         705,728
       515   Fannie Mae Pool #772297 ++++                                         (AAA , Aaa)     03/01/34    5.500         522,645
     1,729   Fannie Mae Pool #790724                                              (AAA , Aaa)     09/01/34    5.500       1,754,412
     1,128   Fannie Mae Pool #794268                                              (AAA , Aaa)     09/01/34    6.500       1,168,634
       605   Fannie Mae Pool #822087                                              (AAA , Aaa)     07/01/35    7.000         639,031
     1,129   Fannie Mae Pool #822747                                              (AAA , Aaa)     05/01/35    6.500       1,168,957
     1,205   Federal Home Loan Bank Global Bonds                                  (AAA , Aaa)     06/18/14    5.250       1,295,763
         1   Federal National Mortgage Association,
              Series 1991-165, Class M                                            (AAA , Aaa)     12/25/21    8.250             935
     2,525   FHLMC TBA                                                            (AAA , Aaa)     07/01/35    5.000       2,524,408
     1,180   FNMA TBA                                                             (AAA , Aaa)     07/01/20    5.500       1,210,975
     1,240   FNMA TBA                                                             (AAA , Aaa)     07/01/35    4.500       1,212,875
     1,820   FNMA TBA                                                             (AAA , Aaa)     07/01/35    5.000       1,819,858
       445   FNMA TBA                                                             (AAA , Aaa)     07/01/35    5.500         451,049
       860   FNMA TBA                                                             (AAA , Aaa)     07/01/35    7.000         913,447
       570   FNMA TBA                                                             (AAA , Aaa)     07/01/35    6.500         589,861
     1,725   Freddie Mac Global Notes #                                           (AAA , Aaa)     11/15/13    4.875       1,807,924
     1,120   Freddie Mac Global Subordinated Notes #                              (AAA , Aaa)     03/21/11    5.875       1,209,080
     1,024   Freddie Mac Pool #A24892                                             (AAA , Aaa)     07/01/34    6.000       1,051,266
       976   Freddie Mac Pool #A26682                                             (AAA , Aaa)     09/01/34    6.000       1,001,730
       514   Freddie Mac Pool #B11354                                             (AAA , Aaa)     12/01/18    5.000         520,616


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY    RATE%       VALUE
----------                                                                       --------------   --------    ------  -------------
MORTGAGE-BACKED SECURITIES
$    1,226   Freddie Mac Pool #E01216                                             (AAA , Aaa)     10/01/17    5.500   $   1,259,460
         0   Ginnie Mae Pool #009827 (1)                                          (AAA , Aaa)     04/15/06    8.250              17
         1   Ginnie Mae Pool #112986                                              (AAA , Aaa)     07/15/14   13.500             760
     1,165   Ginnie Mae Pool #3666                                                (AAA , Aaa)     01/20/35    6.000       1,199,980
     1,275   GS Mortgage Securities Corp. II,
              Series 2004-GG2, Class A4                                           (AAA , Aaa)     08/10/38    4.964       1,309,667
       701   JPMorgan Chase Commercial Mortgage
              Securities Corp., Series 2004-CB9,
              Class A1 #                                                          (AAA , Aaa)     06/12/41    3.475         691,599
     1,190   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A1                                            (AAA , Aaa)     01/15/29    2.964       1,158,786
     1,270   LB-UBS Commercial Mortgage Trust,
              Series 2005-C3, Class AM                                            (AAA , Aaa)     07/15/40    4.794       1,276,339
                                                                                                                      -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,955,669)                                                                      53,391,016
                                                                                                                      -------------

FOREIGN BONDS (7.3%)
ASSET BACKED SECURITIES (1.1%)
     1,300   Pure Mortgages, Series 2004-1A, Class A
              (Ireland) #                                                         (AAA , Aaa)     02/28/34    3.620       1,300,000
                                                                                                                      -------------
BANKS (1.2%)
       515   Korea Development Bank, Global Notes
              (South Korea)                                                        (A- , A3)      07/20/09    4.750         522,317
       940   Royal Bank of Scotland Group PLC, Series 3,
              Perpetual Global Bonds (Callable 12/31/05
              @ $100.00) (United Kingdom)                                           (A , A1)      11/29/49    7.816         958,622
                                                                                                                      -------------
                                                                                                                          1,480,939
                                                                                                                      -------------
BEVERAGES (0.7%)
       600   Diageo Capital PLC, Global Notes
              (United Kingdom)                                                      (A , A2)      05/03/10    4.375         603,766
       305   Diageo Finance BV, Global Company Guaranteed
              Notes (Netherlands)                                                   (A , A2)      04/01/11    3.875         298,682
                                                                                                                      -------------
                                                                                                                            902,448
                                                                                                                      -------------
CHEMICALS (0.2%)
       185   Methanex Corp., Yankee Notes (Canada)                                (BBB- , Ba1)    08/15/05    7.750         186,387
                                                                                                                      -------------
ELECTRIC (0.2%)
       240   Compania Nacional de Transmision Electrica SA,
              Global Senior Notes (Chile)                                         (A- , Baa1)     04/15/11    7.875         277,284
                                                                                                                      -------------
HOLDING COMPANIES-DIVERSIFIED (0.6%)
       645   Pacificorp Australia, Rule 144A, Bonds
              (Australia) ++                                                      (AAA , Aaa)     01/15/08    6.150         675,740
                                                                                                                      -------------
INSURANCE (0.2%)
       200   Everest Reinsurance Holdings, Notes (Bermuda)                         (A- , A3)      10/15/14    5.400         205,782
                                                                                                                      -------------
MEDIA (0.3%)
       300   Thomson Corp., Global Notes (Canada)                                  (A- , A3)      01/05/12    6.200         326,011
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY    RATE%       VALUE
----------                                                                       --------------   --------    ------  -------------
FOREIGN BONDS
MISCELLANEOUS MANUFACTURING (0.5%)
$      555   Tyco International Group SA, Yankee Company
              Guaranteed Notes (Luxembourg)                                       (BBB , Baa3)    10/15/11    6.375   $     610,353
                                                                                                                      -------------

OIL & GAS (0.7%)
       115   Canadian Natural Resources, Ltd., Yankee
              Notes (Canada)                                                     (BBB+ , Baa1)    07/15/11    6.700         127,269
       375   Nexen, Inc., Yankee Notes (Canada)                                  (BBB- , Baa2)    03/10/35    5.875         382,463
       320   Petroliam Nasional Berhad, Rule 144A,
              Bonds (Malaysia) ++                                                  (A- , A2)      08/15/15    7.750         397,094
                                                                                                                      -------------
                                                                                                                            906,826
                                                                                                                      -------------
PIPELINES (0.2%)
       180   Trans-Canada Pipelines, Ltd., Yankee Bonds
              (Canada)                                                             (A- , A2)      01/15/15    4.875         183,516
                                                                                                                      -------------
SOVEREIGN (1.1%)
       240   Republic of Indonesia, Rule 144A, Notes
              (Indonesia) ++ss.                                                    (B+ , B2)      04/20/15    7.250         244,200
       315   United Mexican States, Global Notes (Mexico)                         (BBB , Baa1)    12/30/19    8.125         387,450
       370   United Mexican States, Series MTN, Global
              Notes (Mexico)                                                      (BBB , Baa1)    01/16/13    6.375         398,120
       245   United Mexican States, Series MTNA, Global
              Notes (Mexico)                                                      (BBB , Baa1)    04/08/33    7.500         281,750
                                                                                                                      -------------
                                                                                                                          1,311,520
                                                                                                                      -------------
TELECOMMUNICATIONS (0.3%)
       295   Deutsche Telekom International Finance BV,
              Global Company Guaranteed Notes
              (Netherlands) #                                                      (A- , A3)      06/15/30    8.750         400,664
                                                                                                                      -------------

TOTAL FOREIGN BONDS (Cost $8,619,310)                                                                                     8,767,470
                                                                                                                      -------------
UNITED STATES TREASURY OBLIGATIONS (7.6%)
     1,239   United States Treasury Bonds ss.                                     (AAA , Aaa)     01/15/25    2.375       1,356,197
       945   United States Treasury Bonds ss.                                     (AAA , Aaa)     02/15/31    5.375       1,115,396
     1,130   United States Treasury Notes ss.                                     (AAA , Aaa)     06/15/10    3.625       1,125,410
     1,249   United States Treasury Notes ss.                                     (AAA , Aaa)     07/15/14    2.000       1,287,296
     3,459   United States Treasury Notes ss.                                     (AAA , Aaa)     01/15/15    1.625       3,447,715
       870   United States Treasury Notes ss.                                     (AAA , Aaa)     05/15/15    4.125         882,982
                                                                                                                      -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
    (Cost $9,119,986)                                                                                                     9,214,996
                                                                                                                      -------------
MUNICIPAL BONDS (2.4%)
CALIFORNIA (0.4%)
       445   California Educational Facilities Authority
              Revenue Bonds, University of South California,
              Series C                                                            (AA+ , Aa1)     10/01/33    5.000         478,802
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY    RATE%       VALUE
----------                                                                       --------------   --------    ------  -------------
MUNICIPAL BONDS
NEW YORK (0.7%)
$      735   New York City Municipal Water Finance
              Authority Revenue Bonds, Water & Sewer
              Systems, Series D                                                   (AA+ , Aa2)     06/15/37    5.000   $     785,524
                                                                                                                      -------------
TEXAS (1.3%)
     1,505   University of Texas, University Revenue Bonds,
              Financing Systems, Series D                                         (AAA , Aaa)     08/15/34    5.000       1,599,514
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS (Cost $2,808,508)                                                                                   2,863,840
                                                                                                                      -------------
NUMBER OF
  SHARES
----------
COMMON STOCK (0.0%)
FOOD (0.0%)
       836   Archibald Candy Corp. *^ (Cost $71,060)                                                                              0
                                                                                                                      -------------
PREFERRED STOCK (0.4%)
TELECOMMUNICATIONS (0.4%)
       350   Centaur Funding Corp., Series B, Rule 144A ++ (Cost $371,652)                                                  476,766
                                                                                                                      -------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
       240   Dayton Superior Corp., Rule 144A, strike price $0.01, expires 6/15/09 *++                                            2
                                                                                                                      -------------
TELECOMMUNICATIONS (0.0%)
       130   GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 2/01/10 *++^                                          0
        50   IWO Holdings, Inc., Rule 144A, strike price $7.00, expires 1/15/11 *++^                                              0
                                                                                                                      -------------
                                                                                                                                  0
                                                                                                                      -------------

TOTAL WARRANTS (Cost $21,326)                                                                                                     2
                                                                                                                      -------------
SHORT-TERM INVESTMENTS (22.7%)
11,889,430   State Street Navigator Prime Fund ss.ss.                                                                    11,889,430
                                                                                                                      -------------
   PAR
  (000)
----------
$    9,000   Freddie Mac Discount Notes ^^                                                        07/26/05    3.190       8,980,062
     6,442   State Street Bank and Trust Co. Euro Time Deposit ^^                                 07/01/05    2.100       6,442,000
       150   United States Treasury Bills ^^                                                      08/04/05    2.900         149,602
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $27,461,094)                                                                          27,461,094
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------
TOTAL INVESTMENTS AT VALUE (117.7%) (Cost $140,876,808)            $142,267,340

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.7%)                      (21,372,881)
                                                                   ------------
NET ASSETS (100.0%)                                                $120,894,459
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                                BKNT = Bank Note
                             MTN = Medium Term Note
                        MTNA = Medium Term Note Series A
                                 NR = Not Rated
                              TBA = To Be Announced

--------------------------------------------------------------------------------
  + Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

  # Variable rate obligations - The interest rate shown is the rate as of June 30, 2005.

  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $6,752,775 or 5.59% of net assets.

 ++++     Collateral segregated for futures contracts.

  0       Bond is currently in default.

  *       Non-income producing security.

 ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

  ^^      Collateral segregated for TBA securities.

  ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

 (1)      Par value of security held is less than $1,000.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS (83.7%)
AEROSPACE (1.0%)
$      100   BE Aerospace, Inc., Series B, Senior
              Subordinated Notes (Callable 07/05/05
              @ $100.00) ss.                                                      (B- , Caa3)     03/01/08    8.000   $     100,500
       100   DRS Technologies, Inc., Global Senior
              Subordinated Notes (Callable 11/01/08
              @ $103.44)                                                            (B , B2)      11/01/13    6.875         104,000
       100   L-3 Communications Corp., Global Company
              Guaranteed Notes (Callable 07/15/08
              @ $103.06)                                                          (BB+ , Ba3)     07/15/13    6.125         101,000
                                                                                                                      -------------
                                                                                                                            305,500
                                                                                                                      -------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.3%)
       100   Cooper-Standard Automotive, Inc., Company
              Guaranteed Notes (Callable 12/15/09
              @ $104.19) ss.                                                        (B , B3)      12/15/14    8.375          79,500
       100   Cummins, Inc., Global Senior Notes (Callable
              12/01/06 @ $104.75) ss.#                                            (BB+ , Ba2)     12/01/10    9.500         110,500
       150   Dura Operating Corp., Series D, Company
              Guaranteed Notes (Callable 05/01/06
              @ $101.50) ss.                                                     (CCC+ , Caa1)    05/01/09    9.000         105,000
       100   Goodyear Tire & Rubber Co., Rule 144A, Senior
              Notes (Callable 07/01/10 @ $104.50) ++ss.                            (B- , B3)      07/01/15    9.000          98,750
       100   Holley Performance Products, Series B,
              Company Guaranteed Notes (Callable
              09/15/05 @ $102.04)                                                (CCC- , Caa3)    09/15/07   12.250          75,750
       150   Stanadyne Corp., Global Senior Subordinated
              Notes (Callable 08/15/09 @ $105.00)                                 (B- , Caa1)     08/15/14   10.000         142,500
        65   TRW Automotive, Inc., Global Senior
              Subordinated Notes (Callable 02/15/08
              @ $105.50) ss.                                                       (BB- , B1)     02/15/13   11.000          75,075
                                                                                                                      -------------
                                                                                                                            687,075
                                                                                                                      -------------

BROADCAST/OUTDOOR (1.6%)
       100   Entravision Communications Corp., Global
              Company Guaranteed Notes (Callable
              03/15/06 @ $104.06)                                                  (B- , B3)      03/15/09    8.125         104,625
       125   Gray Television, Inc., Global Company
              Guaranteed Notes (Callable (12/15/06
              @ $104.62)                                                           (B- , B2)      12/15/11    9.250         136,250
       100   Radio One, Inc., Series B, Global Company
              Guaranteed Notes (Callable 07/01/06
              @ $104.44)                                                            (B , B2)      07/01/11    8.875         107,875
       100   Sinclair Broadcast Group, Inc., Global Company
              Guaranteed Notes                                                      (B , B2)      12/15/11    8.750         105,500
                                                                                                                      -------------
                                                                                                                            454,250
                                                                                                                      -------------

BUILDING PRODUCTS (1.0%)
       250   NTK Holdings, Inc., Rule 144A, Senior Discount
              Notes (Callable 09/01/09 @ $105.38) +++                            (CCC+ , Caa2)    03/01/14   10.750         118,750


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
BUILDING PRODUCTS
$      100   Ply Gem Industries, Inc., Global Senior
              Subordinated Notes (Callable 02/15/08
              @ $104.50)                                                           (B- , B3)      02/15/12    9.000   $      85,000
       100   RMCC Acquisition Co., Rule 144A, Senior
              Subordinated Notes (Callable 11/01/08
              @ $104.75) ++                                                      (CCC+ , Caa1)    11/01/12    9.500          96,000
                                                                                                                      -------------
                                                                                                                            299,750
                                                                                                                      -------------
CABLE (6.3%)
       250   Adelphia Communications Corp., Series B,
              Senior Notes 0                                                       (NR , NR)      12/31/49   10.500         221,250
       425   Cablevision Systems Corp., Series B, Global
              Senior Notes ss.                                                     (B+ , B3)      04/15/12    8.000         418,625
       200   Charter Communications Holdings LLC, Senior
              Discount Notes (Callable 04/01/06
              @ $101.65) #+                                                       (CCC- , Ca)     04/01/11    9.920         147,000
       100   Charter Communications Holdings LLC, Senior
              Notes (Callable 01/15/06 @ $103.42)                                 (CCC- , Ca)     01/15/10   10.250          74,750
       300   Charter Communications Holdings LLC, Senior
              Notes (Callable 09/15/08 @ $105.12)                                (CCC- , Caa1)    09/15/10   10.250         304,875
       150   Frontiervision Holdings LP, Senior Discount
              Notes (Callable 09/15/05 @ $100.00) 0                                (NR , NR)      09/15/07   11.875         207,000
       100   Insight Midwest/Insight Capital Corp., Senior
              Notes (Callable 10/01/05 @ $103.25)                                  (B+ , B2)      10/01/09    9.750         103,875
       100   LodgeNet Entertainment Corp., Senior
              Subordinated Debentures (Callable
              06/15/08 $104.75)                                                    (B- , B3)      06/15/13    9.500         109,500
       100   Mediacom LLC Capital Corp., Senior Notes
              (Callable 02/15/06 @ $103.94) ss.                                     (B , B3)      02/15/11    7.875          96,750
       125   Olympus Communications LP, Series B, Senior
              Notes 0                                                              (NR , NR)      11/15/06   10.625         173,437
                                                                                                                      -------------
                                                                                                                          1,857,062
                                                                                                                      -------------
CAPITAL GOODS (0.8%)
       105   JII Holdings LLC, Global Secured Notes
              (Callable 01/01/06 @ $103.25)                                      (CCC- , Caa2)    04/01/07   13.000          92,925
       160   Motors & Gears, Inc., Series D, Senior Notes                         (CCC , Caa1)    11/15/06   10.750         146,400
                                                                                                                      -------------
                                                                                                                            239,325
                                                                                                                      -------------
CHEMICALS (5.5%)
       150   Compression Polymers Holdings Corp., Rule
              144A, Senior Unsecured Notes (Callable
              07/01/07 @ $103.00) ++#                                              (B- , B2)      07/01/12   10.460         149,250
       100   Crompton Corp., Global Senior Notes (Callable
              08/01/08 @ $104.94) ss.                                               (B , B1)      08/01/12    9.875         116,500
       130   Crystal US Holdings, Series B, Senior Discount
              Notes (Callable 10/01/09 @ $105.25) +                               (B- , Caa2)     10/01/14   10.500          91,000
       100   Equistar Chemicals LP/ Equistar Funding Corp.,
              Global Company Guaranteed Notes                                      (B+ , B2)      09/01/08   10.125         108,750
        66   Huntsman LLC, Global Company Guaranteed
              Notes (Callable 07/15/08 @ $105.75) #                                 (B , B2)      07/15/12   11.500          77,715


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
CHEMICALS
$      100   IMC Global, Inc., Series B, Global Company
              Guaranteed Notes (Callable 06/01/06
              @ $105.62)                                                           (B+ , B1)      06/01/11   11.250   $     111,000
       150   Koppers Industry, Inc., Rule 144A, Senior
              Discount Notes (Callable 11/15/09
              @ $104.94) +++                                                      (B- , Caa2)     11/15/14    9.875          87,750
       100   Kraton Polymers LLC, Rule 144A, Senior
              Subordinated Notes (Callable 01/15/09
              @ $104.06) ++ss.                                                    (B- , Caa1)     01/15/14    8.125          96,750
       200   Lyondell Chemical Co., Global Company
              Guaranteed Notes (Callable 06/01/08
              @ $105.25)                                                           (BB- , B1)     06/01/13   10.500         229,750
        30   Lyondell Chemical Co., Series B, Secured Notes
              (Callable 05/01/06 @ $100.00) ss.                                    (B+ , B1)      05/01/07    9.875          30,900
       100   Nalco Co., Global Senior Notes (Callable
              11/15/07 @ $103.88)                                                  (B- , B2)      11/15/11    7.750         107,000
       200   Polymer Holdings LLC, Rule 144A, Senior
              Discount Notes (Callable 01/15/09
              @ $106.00) +++                                                      (B- , Caa2)     07/15/14   12.000         137,000
       100   Polyone Corp., Senior Notes ss.                                       (B+ , B3)      05/01/12    8.875          99,250
       100   PQ Corp., Rule 144A, Company Guaranteed
              Notes (Callable 02/15/09 @ $103.75) ++                               (B- , B3)      02/15/13    7.500          98,750
        65   Terra Capital, Inc., Global Secured Notes
              (Callable 06/01/07 @ $105.75)                                       (B- , Caa1)     06/01/10   11.500          74,425
                                                                                                                      -------------
                                                                                                                          1,615,790
                                                                                                                      -------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.9%)
       100   Block Communications, Inc., Global Company
              Guaranteed Notes (Callable 04/15/06
              @ $104.62)                                                           (B- , B2)      04/15/09    9.250         107,000
       150   Time Warner Telecom LLC, Senior Notes
              (Callable 07/15/05 @ $101.63) ss.                                   (CCC+ , B3)     07/15/08    9.750         151,500
                                                                                                                      -------------
                                                                                                                            258,500
                                                                                                                      -------------
CONSUMER PRODUCTS/TOBACCO (3.2%)
       125   Central Garden & Pet Co., Global Company
              Guaranteed Notes (Callable 02/01/08
              @ $104.56)                                                           (B+ , B2)      02/01/13    9.125         135,000
       715   Diamond Brands Operating, Company
              Guaranteed Notes (Callable 04/15/06
              @ $100.00) 0^                                                        (NR , NR)      04/15/08   10.125          14,300
       200   Jarden Corp., Global Company Guaranteed
              Notes (Callable 05/01/07 @ $104.88)                                  (B- , B2)      05/01/12    9.750         211,750
       250   Johnsondiversey Holdings, Inc., Global
              Discount Notes (Callable 05/15/07
              @ $105.34) +                                                         (B , Caa1)     05/15/13   10.670         179,063
       100   Johnsondiversey, Inc., Series B, Global
              Company Guaranteed Notes (Callable
              05/15/07 @ $104.81) ss.                                               (B , B2)      05/15/12    9.625         102,000
       100   K2, Inc., Global Senior Notes (Callable
              07/01/09 @ $103.69) ss.                                              (BB , Ba3)     07/01/14    7.375         105,750


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO
$       90   Prestige Brands, Inc., Global Senior
              Subordinated Notes (Callable 04/15/08
              @ $104.63)                                                           (B- , B3)      04/15/12    9.250   $      93,825
       100   RJ Reynolds Tobacco Holdings, Rule 144A,
              Notes ++                                                            (BB+ , Ba2)     07/15/10    6.500         100,250
                                                                                                                      -------------
                                                                                                                            941,938
                                                                                                                      -------------
CONTAINERS (2.4%)
       100   Berry Plastics Corp., Global Company
              Guaranteed Notes (Callable 07/15/07
              @ $105.38)                                                           (B- , B3)      07/15/12   10.750         109,625
       100   Constar International, Inc., Senior Subordinated
              Notes (Callable 12/01/07 @ $105.50) ss.                             (B- , Caa1)     12/01/12   11.000          80,000
       150   Graham Packaging Company, Inc., Rule 144A,
              Subordinated Notes (Callable 10/15/09
              @ $104.94) ++ss.                                                   (CCC+ , Caa2)    10/15/14    9.875         151,125
       100   Owens-Illinois, Inc., Senior Notes                                    (B , Caa1)     05/15/08    7.350         104,250
        85   Pliant Corp., Rule 144A, Secured Notes
              (Callable 06/15/07 @ $111.62) ++                                     (B- , B3)      06/15/09   11.625          91,480
       100   Solo Cup Company, Senior Subordinated Notes
              (Callable 02/15/09 @ $104.25) ss.                                    (B- , B3)      02/15/14    8.500          94,000
       100   Tekni-Plex, Inc., Series B, Company Guaranteed
              Notes (Callable 08/08/05 @ $106.38) ss.                            (CCC- , Caa2)    06/15/10   12.750          69,000
                                                                                                                      -------------
                                                                                                                            699,480
                                                                                                                      -------------
DIVERSIFIED TELECOMMUNICATIONS (2.0%)
       125   Hawaiian Telcom Communications, Inc., Rule
              144A, Senior Notes (Callable 05/01/09
              @ $104.88) ++ss.                                                     (B- , B3)      05/01/13    9.750         133,125
       100   Qwest Corp., Rule 144A, Senior Notes ++                              (BB- , Ba3)     09/01/11    7.875         104,750
       327   Qwest Corp., Rule 144A, Senior Notes ++                              (BB- , Ba3)     06/15/15    7.625         335,584
                                                                                                                      -------------
                                                                                                                            573,459
                                                                                                                      -------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.1%)
        32   Ampex Corp., Secured Notes ^                                          (NR , NR)      08/15/08   12.000          31,597
                                                                                                                      -------------
ENERGY - OTHER (4.8%)
       100   Dynegy Holdings, Inc., Senior Notes ss.                             (CCC+ , Caa2)    04/01/11    6.875          99,250
       100   Dynegy Holdings, Inc., Senior Notes ss.                             (CCC+ , Caa2)    02/15/12    8.750         109,500
       100   El Paso CGP Co., Notes                                              (CCC+ , Caa1)    02/01/09    6.375          99,000
       100   El Paso Corp., Senior Notes ss.                                     (CCC+ , Caa1)    05/15/11    7.000         100,250
       100   El Paso Production Holding Co., Global
              Company Guaranteed Notes (Callable
              06/01/08 @ $103.88)                                                  (B- , B3)      06/01/13    7.750         107,250
       150   Giant Industries, Inc., Company Guaranteed
              Notes (Callable 05/15/09 @ $104.00) ss.                              (B- , B3)      05/15/14    8.000         157,125
        65   Giant Industries, Inc., Global Company
              Guaranteed Notes (Callable 05/15/07
              @ $105.50)                                                           (B- , B3)      05/15/12   11.000          73,937
       100   NRG Energy, Inc., Rule 144A, Secured Notes
              (Callable 12/15/08 @ $104.00) ++                                      (B , B1)      12/15/13    8.000         106,000


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
ENERGY - OTHER
$      100   Pacific Energy Partners, Global Senior Notes
              (Callable 06/15/09 @ $103.56)                                       (BB- , Ba2)     06/15/14    7.125   $     104,625
       100   Reliant Resources, Inc., Global Secured Notes
              (Callable 07/15/08 @ $104.75) ss.                                     (B , B1)      07/15/13    9.500         111,500
       300   Williams Companies, Inc., Global Notes ss.                            (B+ , B1)      03/15/12    8.125         342,000
                                                                                                                      -------------
                                                                                                                          1,410,437
                                                                                                                      -------------
ENVIRONMENTAL SERVICES (0.8%)
       100   Allied Waste North America, Inc., Rule 144A,
              Senior Notes (Callable 03/15/10 @ $103.63) ++                        (BB- , B2)     03/15/15    7.250          97,250
       150   Allied Waste North America, Inc., Series B,
              Global Senior Notes (Callable 04/15/09
              @ $103.69) ss.                                                      (B+ , Caa1)     04/15/14    7.375         139,500
                                                                                                                      -------------
                                                                                                                            236,750
                                                                                                                      -------------
FINANCE - OTHER (2.5%)
       150   American Commercial Lines, Rule 144A, Senior
              Notes (Callable 02/15/10 @ $104.75) ++                               (B- , B3)      02/15/15    9.500         159,000
       325   General Motors Acceptance Corp., Global
              Notes ss.                                                           (BB , Baa2)     12/01/14    6.750         291,255
       100   Genesis Healthcare Corp., Senior Subordinated
              Notes (Callable 10/15/08 @ $104.00)                                  (B- , B3)      10/15/13    8.000         108,750
       150   Ventas Realty LP, Global Company Guaranteed
              Notes                                                                (BB , Ba3)     05/01/12    9.000         173,250
                                                                                                                      -------------
                                                                                                                            732,255
                                                                                                                      -------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.7%)
       100   Bear Creek Corp., Rule 144A, Senior Notes
              (Callable 03/01/09 @ $104.50) ++                                     (B- , B3)      03/01/13    9.000          98,000
        25   Birds Eye Foods, Inc., Company Guaranteed
              Notes (Callable 11/01/05 @ $101.98)                                  (B- , B3)      11/01/08   11.875          25,969
       100   Chiquita Brands International. Inc., Global Senior
              Notes (Callable 11/01/09 @ $103.75) ss.                              (B- , B3)      11/01/14    7.500          93,500
       100   Eagle Family Foods, Inc., Series B, Company
              Guaranteed Notes (Callable 01/15/06
              @ $100.00)                                                          (CCC , Caa2)    01/15/08    8.750          80,500
       100   National Beef Packing Company LLC, Global
              Senior Notes (Callable 08/01/07 @ $105.25) ss.                       (B- , B3)      08/01/11   10.500          95,750
       200   National Wine & Spirits, Inc., Company
              Guaranteed Notes (Callable 01/15/06
              @ $101.69)                                                          (CCC+ , B3)     01/15/09   10.125         203,000
       200   Pinnacle Foods Holding Corp., Global Senior
              Subordinated Notes (Callable 12/01/08
              @ $104.13) ss.                                                       (B- , B3)      12/01/13    8.250         180,000
                                                                                                                      -------------
                                                                                                                            776,719
                                                                                                                      -------------
GAMING (5.2%)
       100   Ameristar Casinos, Inc., Global Company
              Guaranteed Notes (Callable 02/15/06
              @ $105.38)                                                            (B , B2)      02/15/09   10.750         109,250


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                          (S&P/MOODY'S)    MATURITY   RATE%        VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
GAMING
$      100   Argosy Gaming Co., Senior Subordinated Notes
              (Callable 09/01/06 @ $104.50)                                        (B+ , Ba3)     09/01/11    9.000   $     109,875
       100   Aztar Corp., Global Senior Subordinated Notes
              (Callable 08/15/06 @ $104.50) ss.                                    (B+ , Ba3)     08/15/11    9.000         109,125
       100   Circus & Eldorado, Global First Mortgage Notes
              (Callable 03/01/07 @ $105.06)                                        (B+ , B1)      03/01/12   10.125         105,125
       100   Hard Rock Hotel, Inc., Global Notes (Callable
              06/01/08 @ $104.44)                                                   (B , B3)      06/01/13    8.875         109,250
       100   Herbst Gaming, Inc., Global Senior Subordinated
              Notes (Callable 06/01/08 @ $104.06)                                  (B- , B3)      06/01/12    8.125         106,500
       100   Inn of The Mountain Gods, Rule 144A, Senior
              Notes (Callable 11/15/07 @ $106.00) ++ss.                             (B , B3)      11/15/10   12.000         116,000
       100   Majestic Star Casino LLC, Company Guaranteed
              Notes (Callable 10/15/07 @ $104.75)                                   (B , B2)      10/15/10    9.500         103,500
        50   MGM Mirage, Company Guaranteed Notes                                  (BB , Ba2)     09/15/10    8.500          55,750
       100   MGM Mirage, Company Guaranteed Notes ss.                              (B+ , Ba3)     02/01/11    8.375         109,500
       100   MGM Mirage, Global Senior Notes                                       (BB , Ba2)     09/01/12    6.750         103,500
       100   Seneca Gaming Corp., Global Senior Notes
              (Callable 05/01/08 @ $103.63) ss.                                    (BB- , B1)     05/01/12    7.250         103,875
       100   Virgin River Casino Corp., Rule 144A, Secured
              Notes (Callable 01/15/09 @ $104.50) ++                                (B , B3)      01/15/12    9.000         104,750
       175   Waterford Gaming LLC, Rule 144A, Senior Notes
              (Callable 09/15/08 @ $103.55) ++                                     (B+ , B1)      09/15/12    8.625         185,937
        55   Windsor Woodmont Black Hawk, Series B, First
              Mortgage Notes 0^                                                    (NR , NR)      03/15/05   13.000           4,244
                                                                                                                      -------------
                                                                                                                          1,536,181
                                                                                                                      -------------
HEALTHCARE FACILITIES/SUPPLIES (3.8%)
       100   Alpharma, Inc., Rule 144A, Senior Notes
              (Callable 05/01/07 @ $104.31) ++                                     (B- , B3)      05/01/11    8.625          98,250
        50   Davita, Inc., Rule 144A, Senior Subordinated
              Notes (Callable 03/15/10 @ $103.63) ++                                (B , B3)      03/15/15    7.250          51,625
       100   Fisher Communications, Inc., Global Senior
              Notes (Callable 09/15/09 @ $104.31)                                  (B- , B2)      09/15/14    8.625         106,625
       100   Fisher Scientific International, Inc., Global
              Senior Subordinated Notes (Callable 08/15/09
              @ $103.38) ss.                                                      (BB+ , Ba3)     08/15/14    6.750         105,000
       100   Fisher Scientific International, Inc., Rule 144A,
              Senior Subordinated Notes (Callable
              07/01/10 @ $103.06) ++                                              (BB+ , Ba3)     07/01/15    6.125         100,625
       100   Medical Device Manufacturing, Inc., Series B,
              Global Company Guaranteed Notes (Callable
              07/15/08 @ $105.00)                                                 (B- , Caa1)     07/15/12   10.000         108,000
       150   MQ Associates, Inc., Global Senior Discount
              Notes (Callable 08/15/08 @ $109.00) ss.+                           (CCC+ , Caa2)    08/15/12   12.250          78,750
        50   Rotech Healthcare, Inc., Global Company
              Guaranteed Notes (Callable 04/01/07
              @ $104.75)                                                           (B+ , B2)      04/01/12    9.500          53,750
       100   Rural / Metro Corp., Rule 144A, Senior
              Subordinated Notes (Callable 03/15/10
              @ $104.94) ++                                                      (CCC+ , Caa1)    03/15/15    9.875          99,500


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES
$      100   Tenet Healthcare Corp., Global Senior Notes                            (B , B3)      07/01/14    9.875   $     107,750
       100   Universal Hospital Services, Inc., Global Senior
              Notes (Callable 11/01/07 @ $105.06)                                  (B- , B3)      11/01/11   10.125         101,500
       100   Vanguard Health Holdings Co., Global Senior
              Subordinated Notes (Callable 10/01/09 @ $104.50)                   (CCC+ , Caa1)    10/01/14    9.000         108,500
                                                                                                                      -------------
                                                                                                                          1,119,875
                                                                                                                      -------------
HOME BUILDERS (1.3%)
       100   Beazer Homes USA, Inc., Global Company
              Guaranteed Notes (Callable 04/15/07 @ $104.19)                       (BB , Ba1)     04/15/12    8.375         107,750
        75   D. R. Horton, Inc., Notes                                            (BB+ , Ba1)     01/15/16    5.625          74,618
       100   KB Home, Senior Notes ss.                                            (BB+ , Ba1)     06/15/15    6.250         102,167
       100   William Lyon Homes, Inc., Global Senior Notes
              (Callable 12/15/08 @ $103.81) ss.                                     (B , B2)      12/15/12    7.625          96,000
                                                                                                                      -------------
                                                                                                                            380,535
                                                                                                                      -------------
INDUSTRIAL - OTHER (1.8%)
       200   Coleman Cable, Inc., Rule 144A, Senior Notes
              (Callable 10/01/08 @ $104.94) ++                                     (B- , B3)      10/01/12    9.875         179,000
       100   Hawk Corp., Global Senior Notes (Callable
              11/01/09 @ $104.38)                                                   (B , B2)      11/01/14    8.750         102,000
       150   True Temper Sports, Inc., Global Company
              Guaranteed Notes (Callable 03/15/08 @ $104.19)                     (CCC+ , Caa1)    09/15/11    8.375         139,875
       100   Wolverine Tube, Inc., Global Company
              Guaranteed Notes (Callable 04/01/06 @ $105.25) ss.                    (B , B3)      04/01/09   10.500          95,500
                                                                                                                      -------------
                                                                                                                            516,375
                                                                                                                      -------------
LEISURE (1.9%)
       100   Affinity Group, Inc., Global Senior Subordinated
              Notes (Callable 02/15/08 @ $104.50)                                  (B- , B3)      02/15/12    9.000         101,750
        72   AMC Entertainment, Inc., Senior Subordinated
              Notes (Callable 02/01/06 @ $101.58) ss.                             (CCC+ , B3)     02/01/11    9.500          71,010
       100   Bally Total Fitness Holding Corp., Global Senior
              Notes (Callable 07/15/07 @ $105.25)                                 (CCC , Caa1)    07/15/11   10.500         100,375
       100   Cinemark USA, Inc., Global Senior Subordinated
              Notes (Callable 02/01/08 @ $104.50)                                  (B- , B3)      02/01/13    9.000         103,250
       150   Six Flags, Inc., Rule 144A, Global Senior Notes
              (Callable 06/01/09 @ $104.81) ++ss.                                 (CCC , Caa1)    06/01/14    9.625         141,000
        50   Speedway Motorsports, Inc., Global Senior
              Subordinated Notes (Callable 06/01/08
              @ $103.38)                                                           (B+ , Ba2)     06/01/13    6.750          51,750
                                                                                                                      -------------
                                                                                                                            569,135
                                                                                                                      -------------
LODGING (0.3%)
       100   Host Marriott LP, Rule 144A, Senior Notes
              (Callable 03/15/10 @ $103.19) ++                                     (B+ , Ba3)     03/15/15    6.375          99,500
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
METALS & MINING (2.0%)
$      100   AK Steel Corp., Global Company Guaranteed
              Notes (Callable 06/15/07 @ $103.88) ss.                              (B+ , B3)      06/15/12    7.750   $      85,000
       100   Aleris International, Inc., Global Company
              Guaranteed Notes (Callable 11/15/09
              @ $104.50)                                                            (B , NR)      11/15/14    9.000         104,000
       100   Earle M. Jorgensen Co., Global Secured Notes
              (Callable 06/01/07 @ $104.88)                                        (B- , B2)      06/01/12    9.750         108,500
       100   International Steel Group, Inc., Global Senior Notes                  (BB , Ba2)     04/15/14    6.500          96,500
       100   Metallurg, Inc., Series B, Company Guaranteed
              Notes (Callable 12/01/05 @ $100.00)                                  (CCC , Ca)     12/01/07   11.000          93,500
       100   UCAR Finance, Inc., Global Company Guaranteed
              Notes (Callable 02/15/07 @ $105.12)                                  (B- , B2)      02/15/12   10.250         105,750
                                                                                                                      -------------
                                                                                                                            593,250
                                                                                                                      -------------
OIL EQUIPMENT (0.6%)
        48   Parker Drilling Co., Series B, Company
              Guaranteed Notes (Callable 11/15/05
              @ $103.38) ss.                                                       (B- , B2)      11/15/09   10.125          50,460
       100   Pride International, Inc., Global Senior Notes
              (Callable 07/15/09 @ $103.69) ss.                                   (BB- , Ba2)     07/15/14    7.375         110,250
                                                                                                                      -------------
                                                                                                                            160,710
                                                                                                                      -------------
PAPER & FOREST PRODUCTS (2.6%)
       100   Caraustar Industries, Inc., Global Company
              Guaranteed Notes (Callable 04/01/06
              @ $105.25) ss.                                                       (B , Caa1)     04/01/11    9.875         101,250
       100   Cellu Tissue Holdings, Global Secured Notes
              (Callable 03/15/07 @ $107.31)                                         (B , B2)      03/15/10    9.750         102,000
       250   Georgia-Pacific Corp., Global Company
              Guaranteed Notes (Callable 02/01/08
              @ $104.69)                                                          (BB+ , Ba2)     02/01/13    9.375         284,063
        70   Georgia-Pacific Corp., Notes                                         (BB+ , Ba3)     05/15/31    8.875          86,975
       100   Newark Group, Inc., Global Senior Subordinated
              Notes (Callable 03/15/09 @ $104.88)                                 (B- , Caa1)     03/15/14    9.750          92,500
       100   Pope & Talbot, Inc., Debentures                                       (BB- , B1)     06/01/13    8.375          99,500
                                                                                                                      -------------
                                                                                                                            766,288
                                                                                                                      -------------
PHARMACEUTICALS (0.3%)
        82   Biovail Corp., Yankee Senior Subordinated Notes
              (Callable 04/01/06 @ $103.94)                                        (BB- , B2)     04/01/10    7.875          84,255
                                                                                                                      -------------
PUBLISHING (1.6%)
       100   Dex Media, Inc., Global Notes (Callable
              11/15/08 @ $104.00)                                                   (B , B3)      11/15/13    8.000         106,750
       100   Haights Cross Operating Co., Global Company
              Guaranteed Notes (Callable 08/15/08
              @ $105.88)                                                          (CCC , Caa1)    08/15/11   11.750         109,750
       150   Morris Publishing Group LLC, Global Company
              Guaranteed Notes (Callable 08/01/08
              @ $103.50)                                                           (B+ , Ba3)     08/01/13    7.000         147,000


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
PUBLISHING
$      500   Premier Graphics, Inc., Company Guaranteed
              Notes (Callable 07/05/05 @ $100.00) 0^                               (NR , NR)      12/01/49   11.500   $           0
       100   R. H. Donnelley Corp., Rule 144A, Senior
              Notes (Callable 01/15/09 @ $103.44) ++                               (B+ , B3)      01/15/13    6.875         102,500
                                                                                                                      -------------
                                                                                                                            466,000
                                                                                                                      -------------
RESTAURANTS(0.9%)
       215   AmeriKing, Inc., Senior Notes 0                                       (NR , NR)      11/15/07   10.750               0
        29   AmeriKing, Inc., Senior Notes 0                                       (NR , NR)      05/15/08   13.000               0
       200   AmeriKing, Inc., Units 0                                              (NR , NR)      05/15/08   13.000               0
       150   Friendly Ice Cream Corp., Global Senior Notes
              (Callable 06/15/08 @ $104.19) ss.                                    (B- , B2)      06/15/12    8.375         146,250
       100   Sbarro, Inc., Company Guaranteed Notes
              (Callable 09/15/05 @ $103.67) ss.                                  (CCC+ , Caa2)    09/15/09   11.000         101,000
                                                                                                                      -------------
                                                                                                                            247,250
                                                                                                                      -------------
RETAIL-FOOD & DRUG (1.4%)
        75   Delhaize America, Inc., Global Company
              Guaranteed Notes                                                    (BB+ , Ba1)     04/15/11    8.125          84,494
       100   Great Atlantic & Pacific Tea Company, Inc.,
              Notes                                                               (B- , Caa1)     04/15/07    7.750         102,750
       100   Rite Aid Corp., Global Secured Notes (Callable
              05/01/07 @ $104.06)                                                  (B+ , B2)      05/01/10    8.125         103,500
       100   Roundy's, Inc., Series B, Global Company
              Guaranteed Notes (Callable 06/15/07
              @ $104.44)                                                            (B , B2)      06/15/12    8.875         103,500
                                                                                                                      -------------
                                                                                                                            394,244
                                                                                                                      -------------
RETAIL STORES (1.8%)
       100   AutoNation, Inc., Global Company Guaranteed
              Notes                                                               (BBB- , Ba2)    08/01/08    9.000         109,750
       100   Finlay Fine Jewelry Corp., Global Senior Notes
              (Callable 06/01/08 @ $104.19) ss.                                    (B+ , B1)      06/01/12    8.375          90,625
       370   Flooring America, Inc., Series B, Company
              Guaranteed Notes (Callable 10/15/05
              @ $100.00) 0^                                                        (NR , NR)      10/15/07    9.250               0
        65   Jafra Cosmetics/Distribution, Global Company
              Guaranteed Notes (Callable 05/15/07
              @ $105.38)                                                           (B- , B3)      05/15/11   10.750          73,125
       150   JC Penney Company, Inc., Series MTNA, Notes                          (BB+ , Ba1)     10/15/15    6.875         162,000
       100   Michaels Stores, Inc., Senior Notes (Callable
              07/01/05 @ $104.62)                                                 (BB+ , Ba1)     07/01/09    9.250         104,625
                                                                                                                      -------------
                                                                                                                            540,125
                                                                                                                      -------------
SATELLITE (0.9%)
       150   Echostar DBS Corp., Global Company
              Guaranteed Notes                                                    (BB- , Ba3)     10/01/14    6.625         148,875
        97   PanAmSat Corp., Global Company Guaranteed
              Notes (Callable 08/15/09 @ $104.50)                                  (B+ , B1)      08/15/14    9.000         106,336
                                                                                                                      -------------
                                                                                                                            255,211
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS (2.8%)
$      100   Chesapeake Energy Corp., Rule 144A, Senior
              Notes (Callable 07/15/10 @ $103.13) ++                              (BB- , Ba3)     01/15/18    6.250   $      99,000
       116   Chesapeake Energy Corp., Senior Notes
              (Callable 01/15/09 @ $103.44)                                       (BB- , Ba3)     01/15/16    6.875         121,510
       150   Kerr-McGee Corp., Company Guaranteed Notes                           (BB+ , Ba3)     09/15/11    6.875         160,915
        65   Magnum Hunter Resources, Inc., Global
              Company Guaranteed Notes (Callable
              03/15/07 @ $104.80)                                                  (B+ , B2)      03/15/12    9.600          72,475
       100   Plains Exploration & Production Co., Series B,
              Global Senior Subordinated Notes (Callable
              07/01/07 @ $104.38)                                                  (B+ , Ba3)     07/01/12    8.750         109,000
        50   Range Resources Corp., Global Company
              Guaranteed Notes (Callable 03/15/10
              @ $103.19)                                                            (B , B3)      03/15/15    6.375          50,000
       100   Swift Energy Co., Senior Notes (Callable
              07/15/08 @ $103.81)                                                  (BB- , B1)     07/15/11    7.625         104,500
       100   Vintage Petroleum, Inc., Global Senior
              Subordinated Notes (Callable 05/15/06
              @ $103.94) ss.                                                        (B , B1)      05/15/11    7.875         106,000
                                                                                                                      -------------
                                                                                                                            823,400
                                                                                                                      -------------
SERVICES (2.4%)
       100   Alderwoods Group, Inc., Rule 144A, Senior
              Notes (Callable 09/15/08 @ $103.88) ++                                (B , B2)      09/15/12    7.750         106,625
       250   Ameriserve Finance Trust, Rule 144A, Secured
              Notes (Callable 09/15/05 @ $100.00) ++0                              (NR , NR)      09/15/06   12.000          13,125
       150   HydroChem Industrial Services, Inc., Rule 144A,
              Senior Subordinated Notes (Callable 02/15/09
              @ $104.63) ++                                                       (B- , Caa1)     02/15/13    9.250         139,500
       100   Iron Mountain, Inc., Company Guaranteed Notes
              (Callable 01/15/08 @ $103.88) ss.                                     (B , B3)      01/15/15    7.750         101,000
       100   Morton's Restaurant Group, Inc., Global Secured
              Notes (Callable 07/01/07 @ $105.30)                                  (B- , B2)      07/01/10    7.500          98,500
       175   Muzak LLC/Muzak Finance, Global Senior Notes
              (Callable 02/15/06 @ $105.00)                                      (CCC- , Caa1)    02/15/09   10.000         146,125
       100   United Rentals North America, Inc., Global
              Senior Subordinated Notes (Callable
              11/15/08 @ $103.88) ss.                                              (B+ , B2)      11/15/13    7.750          98,750
                                                                                                                      -------------
                                                                                                                            703,625
                                                                                                                      -------------
TECHNOLOGY (2.5%)
        50   Advanced Micro Devices, Inc., Global Senior
              Notes (Callable 11/01/08 @ $103.88)                                  (B- , B3)      11/01/12    7.750          49,500
        50   Amkor Technology, Inc., Global Senior Notes
              (Callable 05/15/08 @ $103.88)                                        (B- , B3)      05/15/13    7.750          43,250
       125   Amkor Technology, Inc., Senior Subordinated
              Notes (Callable 07/28/05 @ $103.50) ss.                             (CCC , Caa1)    05/01/09   10.500         108,437
        25   Lucent Technologies, Inc., Notes ss.                                   (B , B2)      07/15/06    7.250          25,688
       100   Lucent Technologies, Inc., Notes ss.                                   (B , B2)      11/15/08    5.500          99,750
       100   Sanmina-SCI Corp., Rule 144A, Subordinated
              Notes (Callable 03/01/09 @ $103.38) ++ss.                             (B , B1)      03/01/13    6.750          96,000


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
TECHNOLOGY
$      100   Seagate Technology HDD Holdings, Global
              Company Guaranteed Notes (Callable
              05/15/06 @ $104.00) ss.                                             (BB+ , Ba2)     05/15/09    8.000   $     106,875
       200   Xerox Corp., Senior Notes (Callable 06/15/08
              @ $103.81) ss.                                                      (BB- , Ba2)     06/15/13    7.625         216,250
                                                                                                                      -------------
                                                                                                                            745,750
                                                                                                                      -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.9%)
       100   BGF Industries, Inc., Series B, Senior
              Subordinated Notes (Callable 01/15/06
              @ $101.75)                                                          (CCC- , Ca)     01/15/09   10.250         101,250
       100   Levi Strauss & Co., Global Senior Notes
              (Callable 12/15/07 @ $106.12) ss.                                   (CCC , Ca)      12/15/12   12.250         109,750
        50   Phillips-Van Heusen Corp., Global Senior Notes
              (Callable 02/15/08 @ $103.62)                                        (BB , B2)      02/15/11    7.250          52,750
                                                                                                                      -------------
                                                                                                                            263,750
                                                                                                                      -------------
TOWER (0.7%)
       100   American Tower Corp., Global Senior Notes
              (Callable 10/15/08 @ $103.56)                                       (CCC+ , B3)     10/15/12    7.125         106,250
       117   SBA Telecommunications, Inc., Global Senior
              Discount Notes (Callable 12/15/07
              @ $104.88) ss.+                                                     (CCC- , B3)     12/15/11    9.750         108,225
                                                                                                                      -------------
                                                                                                                            214,475
                                                                                                                      -------------
TRANSPORTATION/OTHER (0.4%)
       100   Overseas Shipholding Group, Inc., Global Senior
              Notes (Callable 03/15/08 @ $104.12)                                 (BB+ , Ba1)     03/15/13    8.250         105,000
                                                                                                                      -------------
UTILITIES (4.9%)
        50   Allegheny Energy Supply Company LLC,
              Global Notes                                                         (B , Ba3)      03/15/11    7.800          54,750
       100   Aquila, Inc., Senior Notes ss.                                        (B- , B2)      11/15/09    7.625         103,750
       150   Calpine Corp, Rule 144A, Secured Notes
              (Callable 07/15/08 @ $104.38) ++                                     (B- , Ba)      07/15/13    8.750         111,750
       200   Calpine Corp., Rule 144A, Secured Notes
              (Callable 07/15/07 @ $104.25) ++ss.                                  (B- , Ba)      07/15/10    8.500         155,000
       100   Calpine Corp., Senior Notes ss.                                      (CCC , Caa3)    04/15/09    7.750          68,500
       100   CMS Energy Corp., Senior Notes ss.                                    (B+ , B3)      01/15/09    7.500         105,750
       100   Edison Mission Energy, Senior Notes                                   (B+ , B1)      06/15/09    7.730         105,875
       100   Mirant Americas Generation LLC, Senior
              Notes 0                                                              (NR , NR)      05/01/06    7.625         116,250
       100   Mirant Corp., Rule 144A, Senior Notes ++0ss.                          (NR , NR)      07/15/49    7.400          81,500
        50   Nevada Power Co., Series E, Global Notes
              (Callable 10/15/06 @ $105.44)                                       (BB , Ba2)      10/15/09   10.875          56,125
       100   Sierra Pacific Resources, Global Senior Notes
              (Callable 03/15/09 @ $104.31)                                        (B- , B2)      03/15/14    8.625         111,000
        50   TECO Energy, Inc., Notes ss.                                         (BB , Ba2)      05/01/11    7.200          54,500
       100   Texas Genco LLC, Rule 144A, Senior Notes
              (Callable 12/15/09 @ $103.44) ++                                     (B , B1)       12/15/14    6.875         105,750


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
CORPORATE BONDS
UTILITIES
$      200    TNP Enterprises, Inc., Senior Subordinated
                Notes (Callable 04/01/06 @ $103.42)                                (BB- , B2)     04/01/10   10.250   $     211,100
                                                                                                                      -------------
                                                                                                                          1,441,600
                                                                                                                      -------------
WIRELESS (4.8%)
        50   Airgate PCS, Inc., Rule 144A, Secured Notes
              (Callable 01/01/06 @ $104.69) ++                                    (CCC , Caa1)    09/01/09    9.375          52,750
       107   AirGate PCS, Inc., Secured Notes (Callable
              01/01/06 @ $104.69) ss.                                             (CCC , Caa1)    09/01/09    9.375         112,463
        50   American Cellular Corp., Series B, Global Senior
              Notes (Callable 08/01/07 @ $105.00) ss.                             (B- , Caa1)     08/01/11   10.000          51,000
       100   Centennial Cellular Corp., Senior Subordinated
              Notes (Callable 12/15/05 @ $101.79)                                 (CCC , Caa3)    12/15/08   10.750         104,375
       100   Centennial Communications Corp., Global Senior
              Notes (Callable 02/01/09 @ $104.06) ss.#                            (CCC , Caa1)    02/01/14    8.125         107,000
       100   Dobson Cellular Systems, Inc., Rule 144A,
              Secured Notes (Callable 11/01/08
              @ $104.94) ++ss.                                                     (CCC , B3)     11/01/12    9.875         106,000
       100   Dobson Communications Corp., Global Senior
              Notes (Callable 10/01/08 @ $104.44) ss.                              (CCC , Ca)     10/01/13    8.875          92,000
       100   iPCS, Inc., Global Senior Notes (Callable
              05/01/08 @ $105.75)                                                  (CCC , B3)     05/01/12   11.500         112,000
       100   Nextel Communications, Inc., Senior Notes
              (Callable 03/15/09 @ $102.98)                                        (BB , Ba3)     03/15/14    5.950         104,375
       150   Nextel Communications, Inc., Senior Notes
              (Callable 08/01/08 @ $103.69)                                        (BB , Ba3)     08/01/15    7.375         162,750
       150   Nextel Partners, Inc., Global Senior Notes
              (Callable 07/01/07 @ $104.06)                                       (B- , Caa1)     07/01/11    8.125         163,500
       100   Rural Cellular Corp., Global Senior Subordinated
              Notes (Callable 01/15/06 @ $104.88) ss.                             (CCC , Caa2)    01/15/10    9.750          93,500
       150   Triton PCS, Inc., Global Company Guaranteed
              Notes (Callable 06/01/08 @ $104.25) ss.                            (CCC- , Caa1)    06/01/13    8.500         139,125
                                                                                                                      -------------
                                                                                                                          1,400,838
                                                                                                                      -------------

TOTAL CORPORATE BONDS (Cost $25,164,601)                                                                                 24,547,259
                                                                                                                      -------------

FOREIGN BONDS (6.4%)
BUILDING PRODUCTS (0.4%)
       100   Maax Holdings, Inc., Global Senior Subordinated
              Notes (Callable 06/15/08 @ $104.88) (Canada)                        (CCC+ , B3)     06/15/12    9.750          88,750
       100   Maax Holdings, Inc., Rule 144A, Senior
              Discount Notes (Callable 12/15/08
              @ $105.63) (Canada) +++                                            (CCC+ , Caa1)    12/15/12   11.250          44,000
                                                                                                                      -------------
                                                                                                                            132,750
                                                                                                                      -------------
CABLE (0.4%)
       100   Kabel Deutschland GmbH, Rule 144A, Senior
              Notes (Callable 07/01/09 @ $105.31)
              (Germany) ++                                                         (B- , B2)      07/01/14   10.625         109,000
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------



   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
FOREIGN BONDS
CHEMICALS (0.7%)
$      100   Acetex Corp., Global Senior Notes (Callable
              08/01/05 @ $105.44) (Canada)                                         (B+ , B2)      08/01/09   10.875   $     105,500
       100   Rhodia SA, Rule 144A, Global Senior Notes
              (France) ++ss.                                                      (CCC+ , B3)     06/01/10   10.250         107,750
                                                                                                                      -------------
                                                                                                                            213,250
                                                                                                                      -------------
CONTAINERS (0.4%)
       100   Crown European Holdings SA, Global Secured
              Notes (Callable 03/01/08 @ $105.44) (France)                          (B , B2)      03/01/13   10.875         118,000
                                                                                                                      -------------
ENERGY - OTHER (0.3%)
       100   Harvest Operations Corp., Global Senior Notes
              (Callable 10/15/08 @ $103.94) (Canada)                               (B- , B3)      10/15/11    7.875          95,750
                                                                                                                      -------------
GAMING (0.3%)
       100   Kerzner International, Ltd., Global Company
              Guaranteed Notes (Callable 08/15/06
              @ $104.44) (Bahamas)                                                  (B , B2)      08/15/11    8.875         107,500
                                                                                                                      -------------
INDUSTRIAL - OTHER (0.0%)
       504   International Utility Structures, Inc., Subordinated
              Notes (Callable 02/01/06 @ $100.00)
              (Canada) 0^                                                          (NR , NR)      02/01/08   13.000               0
                                                                                                                      -------------
LEISURE (0.5%)
       150   Intrawest Corp., Global Senior Notes (Callable
              10/15/08 @ $103.75) (Canada)                                         (B+ , B1)      10/15/13    7.500         154,687
                                                                                                                      -------------
METALS & MINING (0.4%)
        97   Ispat Inland ULC, Global Secured Notes
              (Callable 04/01/09 @ $104.88) (Canada)                              (BBB+ , Ba1)    04/01/14    9.750         113,490
                                                                                                                      -------------
PAPER & FOREST PRODUCTS (0.9%)
       100   Abitibi-Consolidated, Inc., Global Notes
              (Canada) ss.                                                        (BB- , Ba3)     06/15/11    7.750         101,000
       100   JSG Funding PLC, Rule 144A, Senior
              Subordinated Notes (Callable 01/31/10
              @ $103.88) (Ireland) ++ss.                                          (B- , Caa1)     04/01/15    7.750          82,500
       100   Tembec Industries, Inc., Global Company
              Guaranteed Notes (Canada) ss.                                         (B , B2)      03/15/12    7.750          74,000
                                                                                                                      -------------
                                                                                                                            257,500
                                                                                                                      -------------
PHARMACEUTICALS (0.3%)
       100   Elan Finance PLC, Rule 144A, Senior Notes
              (Callable 11/15/08 @ $103.88) (Ireland) ++ss.                         (B , B3)      11/15/11    7.750          86,000
                                                                                                                      -------------
RETAIL-FOOD & DRUG (0.5%)
       150   Jean Coutu Group PJC, Inc., Global Senior
              Subordinated Notes (Callable 08/01/09
              @ $104.25) (Canada) ss.                                               (B , B3)      08/01/14    8.500         148,875
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR                                                                              RATINGS+
  (000)                                                                           (S&P/MOODY'S)   MATURITY    RATE%       VALUE
----------                                                                       --------------   --------   ------   -------------
FOREIGN BONDS
SECONDARY OIL & GAS PRODUCERS (0.4%)
$      100   Compton Petroleum Corp., Global Senior Notes
              (Callable 05/15/06 @ $104.95) (Canada)                                (B , B2)      05/15/09    9.900   $     107,500
                                                                                                                      -------------
TRANSPORTATION/OTHER (0.5%)
       150   Ship Finance International, Ltd., Global Senior
              Notes (Callable 12/15/08 @ $104.25)
              (Bermuda)                                                             (B , B1)      12/15/13    8.500         143,438
                                                                                                                      -------------
WIRELESS (0.4%)
       100   Rogers Wireless Communications, Inc, Global
              Secured Notes (Canada) ss.                                           (BB , Ba3)     12/15/12    7.250         108,500
                                                                                                                      -------------

TOTAL FOREIGN BONDS (Cost $2,402,401)                                                                                     1,896,240
                                                                                                                      -------------

 NUMBER OF
  SHARES
----------

COMMON STOCKS (1.4%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
   413,097   Cambridge Industries Liquidating Trust *^                                                                        4,131
                                                                                                                      -------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
        70   Crunch Equity Holding LLC Class A *                                                                             91,372
                                                                                                                      -------------
RETAIL-FOOD & DRUG (0.0%)
       682   Archibald Candy Corp. *^                                                                                             0
                                                                                                                      -------------
RETAIL STORES (0.2%)
     8,710   Safelite Glass Corp. Class B *^                                                                                 43,550
       588    Safelite Realty Corp. *^                                                                                        5,880
                                                                                                                      -------------
                                                                                                                             49,430
                                                                                                                      -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
     2,800   Worldtex, Inc. *^                                                                                                    0
                                                                                                                      -------------
WIRELESS (0.9%)
    12,642   Alamosa Holdings, Inc. ss.*                                                                                    175,724
    19,309   Dobson Communications Corp. Class A *                                                                           82,256
                                                                                                                      -------------
                                                                                                                            257,980
                                                                                                                      -------------

TOTAL COMMON STOCKS (Cost $759,198)                                                                                         402,913
                                                                                                                      -------------

PREFERRED STOCKS (1.0%)
BROADCAST/OUTDOOR (0.7%)
        30   Paxson Communications Corp. *ss.                                                                               196,795
                                                                                                                      -------------
CABLE (0.0%)
    11,890   DIVA Systems Corp. Series C *^                                                                                       0
                                                                                                                      -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


 NUMBER OF
  SHARES                                                                                                                  VALUE
----------                                                                                                            -------------
PREFERRED STOCKS
GAMING (0.0%)
     1,077   Peninsula Gaming LLC *                                                                                   $       6,462
                                                                                                                      -------------
RESTAURANTS (0.0%)
    10,084   AmeriKing, Inc. *^                                                                                                   0
                                                                                                                      -------------
SERVICES (0.0%)
    14,036   Source Media, Inc. *                                                                                                 0
                                                                                                                      -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
       857   Worldtex, Inc. *^                                                                                                    0
                                                                                                                      -------------
WIRELESS (0.3%)
        88   Rural Cellular Corp. Series B *                                                                                 81,180
                                                                                                                      -------------

TOTAL PREFERRED STOCKS (Cost $997,512)                                                                                      284,437
                                                                                                                      -------------

WARRANTS (0.0%)
CABLE (0.0%)
     7,581   DIVA Systems Corp., Rule 144A, strike price $0.01 expires 3/01/08 *++^                                               7
                                                                                                                      -------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
     2,960   Loral Space & Communications, Ltd., strike price $2.37 expires 12/27/06 *                                           58
                                                                                                                      -------------
RESTAURANTS (0.0%)
       176   New World Restaurant Group, Inc., strike price $13.00 expires  6/20/06 *                                             2
                                                                                                                      -------------
RETAIL STORES (0.0%)
    21,345   Safelite Glass Corp., Class A, strike price $6.50 expires 9/29/06 *^                                               214
    14,230   Safelite Glass Corp., Class B, strike price $6.50 expires 9/29/07 *^                                               142
                                                                                                                      -------------
                                                                                                                                356
                                                                                                                      -------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
       544   AGY Holding Corp., strike price $0.01 expires 1/01/10 *^                                                             5
                                                                                                                      -------------
WIRELESS (0.0%)
       500   AirGate PCS, Inc., strike price $0.01 expires 10/01/09 *                                                         8,560
       500   iPCS, Inc., Rule 144A, strike price $5.50 expires 7/15/10 ++*                                                        5
                                                                                                                      -------------
                                                                                                                              8,565
                                                                                                                      -------------

TOTAL WARRANTS (Cost $3,447)                                                                                                  8,993
                                                                                                                      -------------

SHORT-TERM INVESTMENTS (33.4%)
 7,864,615   State Street, Navigator Prime Fund ss.ss.                                                                    7,864,615


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


   PAR
  (000)                                                                                           MATURITY    RATE%       VALUE
----------                                                                                        --------   ------   -------------
SHORT-TERM INVESTMENTS
$    1,931   State Street Bank and Trust Co. Euro Time Deposit                                    07/01/05    2.100   $   1,931,000
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $9,795,615)                                                                            9,795,615
                                                                                                                      -------------

TOTAL INVESTMENTS AT VALUE (125.9%) (Cost $39,122,774)                                                                   36,935,457

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)                                                                           (7,607,421)
                                                                                                                      -------------
NET ASSETS (100.0%)                                                                                                   $  29,328,036
                                                                                                                      =============


                            INVESTMENT ABBREVIATIONS
                        MTNA = Medium Term Note Series A
                                  NR=Not Rated

--------------------------------------------------------------------------------
  + Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $5,034,514 or 17.17% of net assets.

  + Step Bond - The interest rate is as of June 30, 2005 and will reset at a future date.

  *     Non-income producing security.

  ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

  # Variable rate obligations - The interest rate shown is the rate as of June 30, 2005.

 ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

  0     Bond is currently in default.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                           FIXED         GLOBAL HIGH
                                                                        INCOME FUND       YIELD FUND
                                                                       -------------    -------------
ASSETS
  Investments at value, including collateral for securities
     on loan of $11,889,430 and $7,864,615, respectively
     (cost $140,876,808 and $39,122,774, respectively) (Note 2)        $ 142,267,340 1  $  36,935,457 2
  Cash                                                                           858              421
  Receivable for investments sold                                          8,002,006           23,249
  Dividend and interest receivable                                           876,097          542,615
  Unrealized appreciation on forward currency contracts (Note 2)             434,791               --
  Receivable for fund shares sold                                              4,421           16,098
  Prepaid expenses and other assets                                           11,752           16,335
                                                                       -------------    -------------
     Total Assets                                                        151,597,265       37,534,175
                                                                       -------------    -------------

LIABILITIES
  Advisory fee payable (Note 3)                                               23,165            2,629
  Payable for investments purchased                                       17,992,486          291,332
  Payable upon return of securities loaned (Note 2)                       11,889,430        7,864,615
  Unrealized depreciation on forward currency contracts (Note 2)             480,053               --
  Payable for fund shares redeemed                                           193,058            1,296
  Dividends payable                                                           52,390           16,017
  Variation margin payable (Note 2)                                           19,222               --
  Other accrued expenses payable                                              53,002           30,250
                                                                       -------------    -------------
     Total Liabilities                                                    30,702,806        8,206,139
                                                                       -------------    -------------

NET ASSETS
  Capital stock, $0.001 par value (Note 6)                                     8,302            2,893
  Paid-in capital (Note 6)                                               151,802,378       77,610,025
  Accumulated net investment loss                                           (113,666)        (884,221)
  Accumulated net realized loss from investments, futures
     transactions, options written and foreign currency transactions     (32,094,222)     (45,213,344)
  Net unrealized appreciation (depreciation) from
     investments, futures transactions and foreign currency
     translations                                                          1,291,667       (2,187,317)
                                                                       -------------    -------------
     Net Assets                                                        $ 120,894,459    $  29,328,036
                                                                       =============    =============

  Shares outstanding                                                       8,302,300        2,892,992
                                                                       -------------    -------------
  Net asset value, offering price, and redemption price per share      $       14.56    $       10.14
                                                                       =============    =============

--------------------------------------------------------------------------------
1     Including $11,652,451 of securities on loan.

2     Including $7,704,373 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                           FIXED         GLOBAL HIGH
                                                                        INCOME FUND       YIELD FUND
                                                                       -------------    -------------
INVESTMENT INCOME (Note 2)
  Interest                                                             $   2,878,857    $   1,355,465
  Dividends                                                                   15,890           15,379
  Securities lending                                                           4,380           16,144
  Foreign taxes withheld                                                        (324)              --
                                                                       -------------    -------------
     Total investment income                                               2,898,803        1,386,988
                                                                       -------------    -------------
EXPENSES
  Investment advisory fees (Note 3)                                          232,051          109,048
  Administrative services fees (Note 3)                                       50,876           25,502
  Legal fees                                                                  24,493           26,570
  Custodian fees                                                              23,397            4,096
  Audit fees                                                                  13,811           10,423
  Registration fees                                                            9,676           10,347
  Directors' fees                                                              8,147            8,147
  Printing fees (Note 3)                                                       7,950            7,322
  Insurance expense                                                            4,107            2,330
  Transfer agent fees                                                          1,707            2,110
  Commitment fees (Note 4)                                                     1,299              313
  Interest expense (Note 4)                                                      124            4,973
  Miscellaneous expense                                                        6,225            5,608
                                                                       -------------    -------------
     Total expenses                                                          383,863          216,789
  Less: fees waived (Note 3)                                                (105,401)        (107,740)
                                                                       -------------    -------------
     Net expenses                                                            278,462          109,049
                                                                       -------------    -------------
     Net investment income                                                 2,620,341        1,277,939
                                                                       -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
 FUTURES CONTRACTS, OPTIONS WRITTEN AND
 FOREIGN CURRENCY RELATED ITEMS
  Net realized gain (loss) from investments                                  404,024         (304,425)
  Net realized loss from futures contracts                                  (144,612)              --
  Net realized gain from options written                                     185,867               --
  Net realized loss from foreign currency transactions                      (182,451)              --
  Net change in unrealized appreciation (depreciation) from
    investments                                                             (442,216)      (1,181,304)
  Net change in unrealized appreciation (depreciation) from                  (83,427)              --
    futures contracts
  Net change in unrealized appreciation (depreciation) from
    options written                                                          (29,051)              --
  Net change in unrealized appreciation (depreciation) from
    foreign currency translations                                            (50,094)              --
                                                                       -------------    -------------
  Net realized and unrealized loss from investments, futures contracts,
    options written and foreign currency related items                      (341,960)      (1,485,729)
                                                                       -------------    -------------
  Net increase (decrease) in net assets resulting from operations      $   2,278,381    $    (207,790)
                                                                       =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                     FIXED INCOME FUND
                                                      -----------------------------------------------
                                                                      FOR THE PERIOD
                                                       FOR THE SIX     SEPTEMBER 1,
                                                      MONTHS ENDED       2004  TO        FOR THE YEAR
                                                      JUNE 30, 2005    DECEMBER 31,          ENDED
                                                       (UNAUDITED)        2004 1        AUGUST31, 2004
                                                      -------------    -------------    --------------
FROM OPERATIONS
  Net investment income                               $   2,620,341    $   1,831,676    $   4,615,797
  Net realized gain (loss) from
    investments, futures contracts,
    options written, swap contracts
    and foreign currency transactions                       262,828        1,527,094        2,489,835
  Net change in unrealized appreciation
    (depreciation) from investments,
    futures contracts, options written,
    swap contracts and foreign
    currency translations                                  (604,788)        (479,346)       1,802,248
                                                      -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations                           2,278,381        2,879,424        8,907,880
                                                      -------------    -------------    -------------
FROM DIVIDENDS
  Dividends from net investment income                   (2,683,688)      (2,922,597)      (5,966,305)
                                                      -------------    -------------    -------------
    Net decrease in net assets resulting
      from dividends                                     (2,683,688)      (2,922,597)      (5,966,305)
                                                      -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                           18,550,472        3,591,546       12,854,275
  Reinvestment of dividends                               2,581,181        2,814,946        5,764,916
  Net asset value of shares redeemed                    (27,121,639)      (8,765,549)     (33,109,039)
                                                      -------------    -------------    -------------
    Net increase (decrease) in net assets
      from capital share transactions                    (5,989,986)      (2,359,057)     (14,489,848)
                                                      -------------    -------------    -------------
  Net increase (decrease) in net assets                  (6,395,293)      (2,402,230)     (11,548,273)
NET ASSETS
  Beginning of period                                   127,289,752      129,691,982      141,240,255
                                                      -------------    -------------    -------------
  End of period                                       $ 120,894,459    $ 127,289,752    $ 129,691,982
                                                      =============    =============    =============
  ACCUMULATED NET INVESTMENT INCOME (LOSS)            $    (113,666)   $     (50,319)   $     973,127
                                                      =============    =============    =============



                                                                  GLOBAL HIGH YIELD FUND
                                                      -----------------------------------------------
                                                                      FOR THE PERIOD
                                                       FOR THE SIX     SEPTEMBER 1,
                                                      MONTHS ENDED       2004  TO        FOR THE YEAR
                                                      JUNE 30, 2005    DECEMBER 31,         ENDED
                                                       (UNAUDITED)        2004 1       AUGUST 31, 2004
                                                      -------------    -------------    -------------
FROM OPERATIONS
  Net investment income                               $   1,277,939    $     932,081    $   2,241,345
  Net realized gain (loss) from
    investments, futures contracts,
    options written, swap contracts
    and foreign currency transactions                      (304,425)         127,180       (2,794,058)
  Net change in unrealized appreciation
    (depreciation) from investments,
    futures contracts, options written,
    swap contracts and foreign
    currency translations                                (1,181,304)       1,689,817        4,939,708
                                                      -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations                            (207,790)       2,749,078        4,386,995
                                                      -------------    -------------    -------------
FROM DIVIDENDS
  Dividends from net investment income                   (1,266,803)      (1,864,690)      (3,876,496)
                                                      -------------    -------------    -------------
    Net decrease in net assets resulting
      from dividends                                     (1,266,803)      (1,864,690)      (3,876,496)
                                                      -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                            9,748,723        1,268,790       15,885,261
  Reinvestment of dividends                               1,244,620        1,848,741        3,813,343
  Net asset value of shares redeemed                    (15,032,379)      (1,835,223)     (14,263,345)
                                                      -------------    -------------    -------------
    Net increase (decrease) in net assets
      from capital share transactions                    (4,039,036)       1,282,308        5,435,259
                                                      -------------    -------------    -------------
  Net increase (decrease) in net assets                  (5,513,629)       2,166,696        5,945,758
NET ASSETS
  Beginning of period                                    34,841,665       32,674,969       26,729,211
                                                      -------------    -------------    -------------
  End of period                                       $  29,328,036    $  34,841,665    $  32,674,969
                                                      =============    =============    =============
  ACCUMULATED NET INVESTMENT INCOME (LOSS)            $    (884,221)   $    (895,357)   $      (9,048)
                                                      =============    =============    =============


--------------------------------------------------------------------------------
1     The Funds changed their fiscal year end from August 31 to December 31.

                See Accompanying Notes to Financial Statements.

                                  Spread 42-43

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)
--------------------------------------------------------------------------------


                                               FOR THE
                                                PERIOD
                             FOR THE SIX     SEPTEMBER 1,
                            MONTHS ENDED       2004 TO                               FOR THE YEAR ENDED AUGUST 31,
                            JUNE 30, 2005    DECEMBER 31,   ---------------------------------------------------------------------
                             (UNAUDITED)        2004 1         2004           2003           2002 2         2001          2000
                            -------------    -----------    -----------    -----------    -----------    -----------    ---------
PER SHARE DATA
  Net asset value,
    beginning of period       $     14.59    $     14.60    $     14.27    $     14.12    $     15.79    $     14.95    $   15.01
                              -----------    -----------    -----------    -----------    -----------    -----------    ---------
INVESTMENT OPERATIONS
  Net investment income              0.31           0.22           0.50           0.67           0.83           1.02         0.94
  Net gain (loss) on
    investments, future
    contracts, options
    written, swap contracts
    and foreign currency
    related items (both
    realized and unrealized)        (0.02)          0.11           0.46           0.35          (1.27)          0.85        (0.01)
                              -----------    -----------    -----------    -----------    -----------    -----------    ---------
     Total from investment
      operations                     0.29           0.33           0.96           1.02          (0.44)          1.87         0.93
                              -----------    -----------    -----------    -----------    -----------    -----------    ---------
LESS DIVIDENDS
  AND DISTRIBUTIONS
  Dividends from net
    investment income               (0.32)         (0.34)         (0.63)         (0.87)         (0.83)         (1.03)       (0.97)
  Distributions from net
    realized gains                     --             --             --             --          (0.40)            --        (0.02)
                              -----------    -----------    -----------    -----------    -----------    -----------    ---------
     Total dividends
      and distributions             (0.32)         (0.34)         (0.63)         (0.87)         (1.23)         (1.03)       (0.99)
                              -----------    -----------    -----------    -----------    -----------    -----------    ---------
  NET ASSET VALUE,
   END OF PERIOD              $     14.56    $     14.59    $     14.60    $     14.27    $     14.12    $     15.79    $   14.95
                              ===========    ===========    ===========    ===========    ===========    ===========    =========
     Total return 3                  2.02%          2.26%          6.86%          7.40%         (2.92)%        13.02%        6.43%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)            $   120,894    $   127,290    $   129,692    $   141,240    $   275,863    $   532,627    $ 440,345
    Ratio of expenses to
     average net assets              0.45% 4        0.45% 4        0.45%          0.45%          0.45%          0.45%        0.45%
    Ratio of net investment
     income to average
     net assets                      4.23% 4        4.29% 4        3.43%          4.18%          5.41%          6.71%        6.51%
   Decrease reflected in
    above operating expense
    ratios due to waivers            0.17% 4        0.22% 4        0.17%          0.14%          0.05%          0.06%        0.11%
  Portfolio turnover rate             179%           132%           375%           519%           526%           449%         520%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2 As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)
--------------------------------------------------------------------------------


                                               FOR THE
                                                PERIOD
                             FOR THE SIX     SEPTEMBER 1,
                            MONTHS ENDED       2004 TO                               FOR THE YEAR ENDED AUGUST 31,
                            JUNE 30, 2005    DECEMBER 31,   ---------------------------------------------------------------------
                             (UNAUDITED)        2004 1         2004           2003            2002          2001          2000
                            -------------    -----------    -----------    -----------    -----------    -----------    ---------
PER SHARE DATA
  Net asset value,
    beginning of period       $    10.65     $     10.38    $     10.26    $      9.90    $     11.84    $     14.11    $   15.32
                              ----------     -----------    -----------    -----------    -----------    -----------    ---------
INVESTMENT OPERATIONS
  Net investment income             0.40            0.31           1.01           1.14           1.17           1.40         1.41
  Net gain (loss) on
    investments (both
    realized and unrealized)       (0.48)           0.55           0.72           0.41          (1.94)         (2.21)       (1.13)
                              ----------     -----------    -----------    -----------    -----------    -----------    ---------
      Total from investment
        operations                 (0.08)           0.86           1.73           1.55          (0.77)         (0.81)        0.28
                              ----------     -----------    -----------    -----------    -----------    -----------    ---------
LESS DIVIDENDS
  Dividends from net
    investment income              (0.43)          (0.59)         (1.61)         (1.19)         (1.17)         (1.46)       (1.49)
                              ----------     -----------    -----------    -----------    -----------    -----------    ---------
NET ASSET VALUE,
  END OF PERIOD               $    10.14     $     10.65    $     10.38    $     10.26    $      9.90    $     11.84    $   14.11
                              ==========     ===========    ===========    ===========    ===========    ===========    =========

      Total return 2               (0.73)%          8.43%         18.27%         16.96%         (6.88)%        (5.71)%       1.84%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)            $   29,328     $    34,842    $    32,675    $    26,729    $    86,846    $    98,008    $  94,333
    Ratio of expenses to
     average net assets             0.70% 4         0.70% 4        0.70%          0.70%          0.70%          0.70%        0.70%
    Ratio of net investment
     income to average
     net assets                     8.20% 4         8.30% 4        8.74%         10.15%         10.15% 3       11.06%        9.59%
    Decrease reflected in
     above operating
     expense ratios
     due to waivers/
     reimbursements                 0.69% 4         0.91% 4        0.95%          0.40%          0.27%          0.30%        0.45%
  Portfolio turnover rate             35%              5%            30%            56%            52%            20%          31%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3 During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Funds contained in this report are Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Global High Yield Fund("Global High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998 and is a diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended.

      Fixed Income and Global High Yield seek high total return as their investment objective.

      Fixed Income and Global High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Funds amortize premium and accrete discount using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

      At June 30, 2005, the Fixed Income Fund had the following open forward foreign currency contracts:


                                      FOREIGN CURRENCY
FORWARD FOREIGN         EXPIRATION          TO BE             CONTRACT        CONTRACT        UNREALIZED
CURRENCY CONTRACT       DATE          PURCHASED/(SOLD)         AMOUNT           VALUE        GAIN (LOSS)
----------------------  ----------  ---------------------   -------------   -------------   -------------
Australian Dollar       7/13/05     A$          2,303,000   $   1,771,887   $   1,754,060   $     (17,827)
British Pound           7/13/05     (pound)       317,000         574,984         567,927          (7,057)
British Pound           7/13/05     (pound)      (317,000)       (596,911)       (567,927)         28,984
European Economic Unit  7/13/05     (euro)      1,900,000       2,470,000       2,301,231        (168,769)
European Economic Unit  7/13/05     (euro)     (5,342,000)     (6,704,336)     (6,470,092)        234,244
Japanese Yen            7/13/05     (Yen)     321,278,000       2,969,092       2,902,793         (66,299)
Japanese Yen            7/13/05     (Yen)    (129,278,000)     (1,202,899)     (1,168,045)         34,854
New Zealand Dollar      7/13/05     NZ$         7,200,000       5,075,594       5,003,352         (72,242)
New Zealand Dollar      7/13/05     NZ$        (7,200,000)     (5,140,061)     (5,003,352)        136,709
Norwegian Krone         7/13/05     NKr         7,641,988       1,206,055       1,169,418         (36,637)
Swedish Krona           7/13/05     SKr         8,541,897       1,205,784       1,094,562        (111,222)
                                                            -------------   -------------   -------------
                                                            $   1,629,189   $   1,583,927   $     (45,262)
                                                            =============   =============   =============


CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash and /or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

      When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2005, theFixed Income Fund had the following open futures contracts:


                                                                                           UNREALIZED
                                    NUMBER OF   EXPIRATION    CONTRACT       CONTRACT     APPRECIATION
FUTURES CONTRACTS                   CONTRACTS      DATE        AMOUNT         VALUE      (DEPRECIATION)
------------------                  ---------   ----------  ------------   ------------   ------------
Federal Republic of Germany
  10 Year Bonds Futures                12         09/08/05  $  1,770,259   $  1,794,182   $     23,923
US Treasury 2 Year Notes Futures       96         09/30/05    19,933,611     19,938,000          4,389
                                                            ------------   ------------   ------------
                                                              21,703,870     21,732,182         28,312
                                                            ------------   ------------   ------------

US Treasury Bonds Futures             (14)        09/21/05    (1,658,597)    (1,662,500)        (3,903)
US Treasury 5 Year Notes Futures       (4)        09/21/05      (435,921)      (435,563)           358
US Treasury 10 Year Notes Futures     (150)       09/21/05   (16,941,941)   (17,020,313)       (78,372)
                                                            ------------   ------------   ------------
                                                             (19,036,459)   (19,118,376)       (81,917)
                                                            ------------   ------------   ------------

                                                            $  2,667,411   $  2,613,806   $    (53,605)
                                                            ============   ============   ============


CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      K) OPTIONS -- Each Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). Each Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from various broker-dealers and inputs these prices to update the volatility.

      Transactions in written puts and calls options for the six months ended June 30, 2005 for the Fixed Income Fund were as follows:

                                                       NUMBER OF    PREMIUMS
                                                       CONTRACTS    RECEIVED
                                                       ---------    --------

  Options outstanding at beginning of period                 136    $ 47,211
  Options written                                          1,449     238,318
  Options expired                                             --          --
  Options terminated in closing purchase transactions     (1,585)   (285,529)
  Options exercised                                           --          --
                                                       ---------   ---------
  Options outstanding at end of period                        --          --
                                                       =========   =========

      L) SWAPS -- Each Fund may enter into index swaps for hedging purposes or to seek to increase total return. Aswap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fundsreceiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

      Each Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2005 the Funds had no outstanding swap contracts.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2005, total earnings from Fixed Income and Global High Yield's investment in cash collateral received in connection with securities lending arrangements was $93,407, and $111,838, respectively, of which $87,127 and $88,828, respectively, was rebated to borrowers (brokers). Fixed Income and Global High Yield retained $4,380, and $16,144, respectively, from the cash collateral investment,and SSB, as lending agent, was paid $1,900, and $6,866, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

      N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

      In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Fund's net asset value.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

      FUND                                   ANNUAL RATE
      ----                                   ------------
      Fixed Income                0.375% of average daily net assets
      Global High Yield            0.70% of average daily net assets

      For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                              GROSS                         NET
      FUND                 ADVISORY FEE     WAIVER      ADVISORY FEE
      ------               ------------    ---------    ------------
      Fixed Income         $ 232,051       $ (105,401)  $ 126,650
      Global High Yield      109,048         (107,740)      1,308

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

      No compensation is payable by the Funds to CSAMSI for co-administrative services.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

          FUND                         CO-ADMINISTRATION FEE
          -----                        ---------------------
          Fixed Income                        $ 50,876
          Global High Yield                     25,502

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid for its services to the Funds as follows:

          FUND                             AMOUNT
          -----                           --------
          Fixed Income                    $ 11,461
          Global High Yield                 11,461

NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, the Funds had no loans outstanding under the Credit Facility. During the six months ended June 30, 2005, the Funds had borrowings under the Credit Facility as follows:

                         AVERAGE DAILY    WEIGHTED AVERAGE   MAXIMUM DAILY
   FUND                  LOAN BALANCE     INTEREST RATE %   LOAN OUTSTANDING
   -----                 -------------    ----------------  ----------------
   Fixed Income           $ 1,400,000          3.188%         $ 1,400,000
   Global High Yield      $ 1,287,807          3.089%         $ 2,700,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES


                                                                     U.S. GOVERNMENT
                                     INVESTMENTS                 AND AGENCY OBLIGATIONS
                             ----------------------------     ----------------------------
FUND                          PURCHASES         SALES          PURCHASES         SALES
-------                      ------------    ------------     ------------    ------------
Fixed Income                 $220,207,434    $230,051,475     $176,485,480    $174,803,811
Global High Yield              10,562,919      12,510,652               --              --


      As of June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were:


                                          GROSS           GROSS       NET UNREALIZED
                                       UNREALIZED      UNREALIZED      APPRECIATION
FUND                 IDENTIFIED COST  APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
------               ---------------  ------------   --------------   --------------
Fixed Income          $140,876,808     $1,878,059       $ (487,527)     $ 1,390,532
Global High Yield       39,122,774      1,336,630       (3,523,937)      (2,187,309)


NOTE 6. CAPITAL SHARE TRANSACTIONS

      Fixed Income and Global High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                            FIXED INCOME FUND
                               ------------------------------------------
                                           INSTITUTIONAL CLASS
                               ------------------------------------------
                                               FOR THE PERIOD
                               FOR THE SIX      SEPTEMBER 1,    FOR THE
                               MONTHS ENDED     2004 THROUGH  YEAR ENDED
                               JUNE 30, 2005    DECEMBER 31,   AUGUST 31,
                                 (UNAUDITED)       2004 1         2004
                               ------------------------------------------

Shares sold                       1,264,607         244,637       887,034
Shares issued in reinvestment
  of dividends                      178,570         193,270       400,254
Shares redeemed                  (1,862,572)       (598,311)   (2,300,558)
                                -----------      ----------   -----------
Net decrease                       (419,395)       (160,404)   (1,013,270)
                                ===========      ==========   ===========

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                             GLOBAL HIGH YIELD FUND
                                ------------------------------------------------
                                               INSTITUTIONAL CLASS
                                ------------------------------------------------
                                                  FOR THE PERIOD
                                                   SEPTEMBER 1,
                                 FOR THE SIX           2004        FOR THE YEAR
                                 MONTHS ENDED        THROUGH          ENDED
                                JUNE 30, 2005      DECEMBER 31,     AUGUST 31,
                                  (UNAUDITED)         2004 1           2004
                                -------------     --------------   ------------

Shares sold                          920,197           121,306       1,547,730
Shares issued in reinvestment
  of dividends                       122,170           175,211         381,556
Shares redeemed                   (1,422,362)         (170,937)     (1,385,899)
                                  ----------       -----------     -----------
Net increase (decrease)             (379,995)          125,580         543,387
                                  ==========       ===========     ===========

--------------------------------------------------------------------------------
1     The Funds' changed their fiscal year end from August 31 to December 31.

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                  NUMBER OF              APPROXIMATE PERCENTAGE
   FUND                          SHAREHOLDERS            OF OUTSTANDING SHARES
   ----                          ------------            ----------------------
   Fixed Income                       2                           94%
   Global High Yield                  1                           84%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 7. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUNDS
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE INSTITUTIONAL FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Funds voted proxies related to its fund securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Funds use to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-222-8977

      o   On the Funds' website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Funds file a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       59

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                                       60

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                                       61

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o www.csam.com/us                               SUISSE | MANAGEMENT
                                                                          [logo]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   INSTFIX-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END Management Investment Companies. This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005